Transamerica Premier Portfolio of Funds



1996 Annual Report
c3

Contents

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1        President's Report

Investment Management Reports
and Schedules of Investments
2        Transamerica Premier Equity Fund
5        Transamerica Premier Index Fund
14       Transamerica Premier Bond Fund
17       Transamerica Premier Balanced Fund
20       Transamerica Premier Short-Intermediate Government Fund
22       Transamerica Premier Cash Reserve Fund

Financial Statements
25       Statements of Assets & Liabilities
26       Statements of Operations
27       Statements of Changes in Net Assets

Financial Highlights
29       Investor Class Shares
31       Adviser Class Shares
33       Notes to Financial Statements
39       Independent Auditors' Report


1

President's Report

1

Dear Fellow
Shareholders:
We are pleased to present the second annual report for the Transamerica Premier Funds. These funds were created to provide individual investors like you with the tools needed to build a strong financial future.
         At Transamerica we are committed to making investing easier for individual investors by simplifying and clearly explaining the products and services we offer. Here are just a few of this year's accomplishments:
* The Premier Equity Fund ranked in the top 10%, and the Premier Cash Reserve Fund ranked in the top 5%, in their investment categories for the year ended 1996.*
* Our web site was launched, http://funds.transamerica.com, making it easy for you to view net asset values, prospectus information, and performance data for all the Premier Funds. * The Premier Equity Fund (TEQUX) is now listed in most major publications. We expect the other Premier funds to be listed during 1997.
* The Board of Directors of the Transamerica Premier Funds decided to suspend sales of the Premier Short-Intermediate Government Fund, which was closed to new purchases on February 15, 1997. Although this fund has closed, we are actively working to introduce additional funds in the near future.

As part of our commitment to meeting your investment needs, a discussion of the market and our outlook for first quarter 1997 follows. I hope you'll find it informative and helpful in achieving your investment goals.

Investment Adviser Outlook
We are very optimistic about the market as economic expansion continues into its sixth year. Growth appears to be high enough to continue to create new jobs and opportunities --- and with no recession on the horizon, concerns about inflation simply aren't realistic.
         Persistent worries about inflation will probably keep interest rates near or slightly above current levels in the early part of this year. As long as inflation remains at current levels and capital investment spending is strong, the Fed is not likely to feel the need to tighten monetary policy or increase rates.
         In the continuing low inflation environment, long-term, fixed rate bond yields are attractive and provide good real returns. Clearly, if there is an increase in yields in the near term, we would take advantage of the buying opportunity.
         Mixed economic signals have not dampened the enthusiasm of common stock investors. With moderate economic growth, low inflation, and stable interest rates, equity investors are free to focus on the business prospects of individual industries and companies. Corporate profits are improving steadily, with more companies delivering favorable surprises than unfavorable ones. As inflation remains low, strong profit growth in individual companies continues to represent unique opportunities for owners of common stocks.
         We continue to invest our equity assets in areas where strong unit growth and new products have allowed successful companies to grow without the benefit of significantly higher prices. Technology, financial services, leisure, and selected health care industries are specific areas where we have focused for substantial growth opportunities.
         Please feel free to call us toll-free at 1-800-892-7587, with any comments or questions you may have. We look forward to continuing to serve our Transamerica Premier Funds shareholders. It is our privilege to assist you with your investment needs.

Cordially,





Nicki Bair
President


1

*Source: Lipper Analytical Services; of 669 growth funds and 289 money market funds.


2
Transamerica Premier Equity Fund
Portfolio Manager, Glen E. Bickerstaff
2

Fund Performance
The Premier Equity Fund's performance for 1996 was strong, particularly during the second half of the year. Investor Class shares posted a total investment return of 29.07% for the year ended December 31, 1996, comparing quite favorably to the total return of 22.96% for the S&P 500. Since its inception on October 2, 1995, the Fund has earned an annualized total return of 20.85%, while the S&P 500 has returned 23.60%.

Portfolio Manager Comments
The stock market posted strong gains in 1996, close on the heels of 1995's extraordinary returns. Economic growth in general, especially during the early part of the year, was stronger than expected. While corporate profit gains supported higher stock prices, the credit markets feared the return of higher inflation, causing long-term treasury yields to rise from just below 6% to over 7% in July. As growth moderated in the third quarter, so did fears of renewed inflation, resulting in sharp bond yield declines during October and November. While interest rates were falling late in the year, the stock market rallied strongly.



Portfolio Asset Mix
As of December 31, 1996, the Fund consisted of:








Common Stocks     96.8%
Cash and Cash
 Equivalents      3.2%
Total    100.0%

The companies with the largest weighting in the portfolio as of December 31, 1996, were as follows:

Dell Computer     6.8%
Intel Corporation 5.5%
Smith's Food &
 Drug Centers     5.0%
Envoy Corporation 4.2%
T. Rowe Price
 & Associates     4.2%

Going Forward
Entering 1997, the financial markets are struggling with mixed growth signals --- some factors are strong and others are weak. However, moderate growth is expected as the year unfolds, without a significant increase in inflation. This outlook is supported by the likelihood of slower worldwide growth in 1997, combined with a strong U.S. dollar, resulting in relatively weak demand for U.S. exports.

In spite of concerns regarding a lack of pricing power and resulting margin pressure, earnings have been improving steadily. The Premier Equity Fund is invested in large and medium capitalization growth companies characterized by strong or dominant market positions and superior managements. These inherent advantages should allow the companies we invest in to continue to show significant earnings growth, even as the economy slows. Additionally, the valuations afforded these companies should benefit from the lower interest rates that will result from moderate economic growth and low inflation. The Premier Equity Fund has significant assets committed to companies in the financial services, technology, leisure, and health care industries --- all of which should remain strong areas for growth in 1997.
         Thank you for your continued investment in the Transamerica Premier Equity Fund.



2


3

  Performance Highlights (10/2/95 - 12/31/96)
         Investor Class    Adviser Class
Inception Date    10/2/95  10/2/95
Total Return*     26.75%   25.71%
NAV per share at 12/31/96  $12.65   $12.57



$10,000 Invested In The Premier Equity Fund (10/2/95 - 12/31/96)**
3

The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.
 *Total return for the period from October 2, 1995 (commencement of operations) through December 31, 1996.
**Hypothetical illustration of $10,000 invested at inception (October 2, 1995), assuming reinvestment of dividends and capital gains at net asset value through December 31, 1996. Note: All performance information cited here and on the following pages represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total returns of the Funds would have
been  lower. 3   4   Transamerica  Premier  Equity Fund Schedule of
Investments - December 31, 1996 4
                  Market
         Shares   Value

                  Market
         Shares   Value
4

Common Stocks --- 96.8%
Aerospace & Defense --- 2.4%
Boeing Company             7,000    $744,625
Banking --- 2.6%
Wells Fargo & Company               3,000   809,250
Broadcasting --- 2.3%
HSN Inc. (a)               30,000   712,500
Business Services --- 9.6%
CUC International Inc. (a)          30,000  712,500
Envoy Corp. (a)            35,000   1,312,500
First Data Corp.           26,000   949,000
                           2,974,000
Chemicals --- 3.6%
Betzdearborn Inc.          19,000   1,111,500
Computers & Business Equipment --- 9.7%
Cisco Systems Inc. (a)              14,000  890,750
Dell Computer Corp. (a)             40,000  2,125,000
                           3,015,750
Containers & Glass --- 2.6%
Crown Cork & Seal Inc.              15,000  815,625
Drugs & Health Care --- 4.7%
Alternative Living Services Inc. (a)                 75,000   1,087,500
Centocor Inc. (a)          10,000   357,500
                           1,445,000
Electronics --- 8.9%
Applied Materials Inc. (a)          30,000  1,078,125
Intel Corp.                13,000   1,702,188
                           2,780,313
Financial Services --- 11.1%
Charles Schwab Corp.                40,000  1,280,000
Franklin Resources Inc.             5,000   341,875
Merrill Lynch & Company Inc.                11,000   896,500
Moneygram Payment Systems Inc. (a)          70,000   927,500
                           3,445,875
Hotels & Restaurants --- 8.5%
Host Marriott Corp. (a)             35,000  560,000
Marriott International Inc.                 14,000   773,500
Mirage Resorts Inc. (a)             60,000  1,297,500
                           2,631,000
Industrial Machinery --- 5.4%
Briggs & Stratton Corp.             20,000  880,000
Illinois Tool Works Inc.            10,000  798,750
                           1,678,750
Insurance --- 4.3%
20th Century Industries             40,000  675,000
American International Group Inc.           6,000    649,500
                           1,324,500

Investment Companies --- 4.2%
T. Rowe Price & Associates Inc.             30,000   $ 1,305,000
Leisure Time --- 4.8%
Walt Disney Company                 11,000  765,875
Speedway Motorsports Inc. (a)               35,000   735,000
                           1,500,875
Retail Grocery --- 5.0%
Smith's Food & Drug Centers Inc.            50,000   1,550,000
Computers --- Software --- 7.1%
Broderbund Software Inc. (a)                25,000   743,750
Intuit (a)                 10,000   315,000
Microsoft Corp. (a)                 14,000  1,156,750
                           2,215,500
Total Common Stocks
(cost $24,089,390)                          30,060,063
Repurchase Agreement --- 3.6%
State Street Bank and Trust Company, 4.50%, due 1/2/97, (collateralized by $780,000 par value U.S. Treasury Bonds, 10.625%, due 8/15/15, with a
value of $1,144,772 cost $1,120,000)                 1,120,000         1,120,000
Total Investments --- 100.4%
(cost $25,209,390)*                                  31,180,063
Liabilities In Excess Of
         Other Assets --- (0.4)%            (113,106)
Net Assets --- 100.0%      $31,066,957



(a) non-income producing security

* Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $6,683,921 and $713,248, respectively. Net unrealized appreciation for tax purposes is $5,970,673.

4


4

See notes to financial statements.

5

Transamerica Premier Index Fund
Portfolio Manager, Christopher J. Bonavico
5

Fund Performance
The Premier Index Fund earned a total return of 22.33% for the year ended December 31, 1996, in comparison to a total return of 22.96% for the S&P 500. Since the Fund's inception on October 2, 1995, Investor Class shares have earned an annualized total return of 22.98% relative to a 23.60% annualized return for the S&P 500.
         Over the past 12 months, the Fund has achieved its goal of matching the performance of the S&P 500 Index. Although it may not match it precisely, in general, when the S&P 500 is rising, the value of the shares in the Fund should also rise. When the market is declining, the value of the shares should also decline. To accomplish this, the Fund invests in stocks that mirror the S&P 500 Index, as well as in fixed income investments and stock index futures and options. We manage the allocation of assets among these classes to most effectively offer investors the total return of the S&P 500 over time.

Portfolio Manager Comments
Equity market returns were strong in 1996 as corporate profits continued their six-year rise, although at a slower pace. As investors feared the economy's continued strength would translate into higher inflation, short and long-term interest rates rose early in the year. As the year progressed, however, inflation remained subdued and interest rates declined from their mid-year peaks. The long-term treasury bond ended the year at 6.65%, only 71 basis points higher than the 1995 year-end level. Continuing low inflation led investors to increase their valuations of common stocks. Stock market returns also continued to benefit from merger and acquisition activity, increasing shareholder value by allowing companies to improve their competitive positions.

Portfolio Asset Mix
As of December 31, 1996, the Fund consisted of:








Common Stocks     76.4%
Cash and
Cash Equivalents  23.6
Total    100.0%

The sectors with the largest equity weighting in the portfolio as of December 31, 1996, were as follows:

Drugs & Healthcare         7.4%
Banking  5.2%
Food & Beverages  4.7%
Telecommunications         4.7%
Computer & Business
 Equipment        4.0%

Going forward
In 1997, we expect continued positive returns for equity investors. While the earnings performance of individual companies is important to stock valuations, the broader long-term trend of lower global inflation and interest rates supports higher overall equity market values. In this lower inflation environment, bond yields should decline and equity returns should continue to be attractive for long-term investors.
         Thank you for your continued investment in the Transamerica Premier Index Fund.




5

The  Transamerica  Premier  Index  Fund is not  sponsored,  endorsed,  sold,  or
promoted  by  Standard & Poor's  Corporation.  5  # 6   Transamerica
Premier Index Fund  6
  Performance Highlights (10/2/95 - 12/31/96)
         Investor Class    Adviser Class
Inception Date    10/2/95  10/2/95
Total Return*     29.55%   28.19%
NAV per share at 12/31/96  $11.96   $11.97



$10,000 Invested In The Premier Index Fund (10/2/95 - 12/31/96)**
6

The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.
 *Total return for the period from October 2, 1995 (commencement of operations) through December 31, 1996. **Hypothetical illustration of $10,000 invested at inception (October 2, 1995), assuming reinvestment of dividends and capital gains at net asset  value  through December 31, 1996.

6

#
7

Transamerica Premier Index Fund
Schedule of Investments - December 31, 1996
7

                  Market
         Shares   Value

                  Market
         Shares   Value

7

Common Stocks --- 76.4%
Aerospace & Defense --- 1.4%
Boeing Company    505      $53,724
Computer Sciences Corp. (a)         80      6,570
General Dynamics Corp.     90       6,345
Lockheed Martin Corp.      285      26,078
McDonnell Douglas Corp.    322      20,608
Newport News Shipbuilding Inc. (a)  50      747
Northrop Grumman Corp.     71       5,875
TRW Inc. 188      9,306
United Technologies Corp.  350      23,100
                           152,353

Agricultural Machinery --- 0.1%
Deere & Company   377      15,316

Air Travel --- 0.2%
AMR Corp. (a)     109      9,605
Delta Air Lines Inc.       73       5,174
Southwest Airlines Company 206      4,558
USAir Group Inc. (a)       90       2,104
                           21,441

Aluminum --- 0.3%
Alcan Aluminum Limited     322      10,827
Aluminum Company of America         254     16,193
Reynolds Metals Company    91       5,130
                           32,150

Apparel & Textiles --- 0.4%
Brown Group Inc.  26       478
Footstar Inc. (a) 0        12
Fruit of the Loom Inc. (a) 109      4,128
Liz Claiborne     106      4,094
Nike Inc.         410      24,497
Reebok International Limited        72      3,024
Russell Corp.     56       1,666
Springs Industries Inc.    29       1,247
Stride Rite Corp. 71       710
VF Corp. 91       6,143
                           45,999

Auto Parts --- 0.2%
Dana Corp.        145      4,731
Eaton Corp.       111      7,742
Echlin Inc.       88       2,783
Genuine Parts Company      176      7,832
                           23,088

Automobiles --- 1.4%
Chrysler Corp.    1,082    35,706
Ford Motor Company         1,533    48,864
General Motors Corp.       1,074    59,876
Paccar Inc.       56       3,808
                           148,254


Banking --- 5.2%
Banc One Corp.    651      $527,993
Bank of Boston Corp.       211      13,557
The Bank of New York Company, Inc.  574     19,372
BankAmerica Corp. 530      52,867
Bankers Trust     113      9,746
Barnett Banks Inc.         272      11,186
Boatmens Bancshares Inc.   225      14,513
Citicorp 697      71,791
Comerica Inc.     170      8,904
Corestates Financial Corp. 299      15,511
Fifth Third Bancorp        144      9,045
First Bank Systems Inc.    209      14,264
First Chicago NBD Corp.    460      24,725
First Union Corp. 408      30,192
KeyCorp  339      17,119
MBNA Corp.        319      13,239
Mellon Bank Corp. 191      13,561
JP Morgan & Company Inc.   269      26,261
National City Corp.        209      9,379
NationsBank Corp. 424      41,446
Norwest Corp.     506      22,011
PNC Bank Corp.    489      18,399
Republic New York Corp.    81       6,612
Suntrust Banks Inc.        324      15,957
U.S. Bancorp      217      9,751
Wachovia Corp.    244      13,786
Wells Fargo & Co. 139      37,495
                           568,682

Broadcasting --- 0.2%
Comcast Corp.     344      6,127
TCI Satellite Entertainment Inc. (a)        1        5
Viacom Inc. (a)   528      18,414
                           24,546

Building Construction --- 0.1%
Centex Corp.      41       1,543
Fluor Corp.       120      7,530
Kaufman & Broad Home Corp. 46       592
Pulte Corp.       39       1,199
                           10,864

Business Services --- 1.0%
Automatic Data Processing Inc.      416     17,836
Block (H & R) Inc.         149      4,321
Cognizant Corp.   343      11,319
CUC International Inc. (a) 542      12,861
DeLuxe Corp.      118      3,865
R.R. Donnelley & Sons Co.  220      6,902
Ecolab Inc.       93       3,499
First Data Corp.  638      23,287
Humana Inc. (a)   232      4,437

Business Services (continued)
Interpublic Group Companies Inc.    112     $  5,320
Safety Kleen Corp.         83       1,359
Service Corp. International         336     9,408
                           104,414

Chemicals --- 2.2%
Air Products & Chemicals Inc.       160     11,060
Dow Chemical Company       375      29,391
EI Du Pont de Nemours & Company     796     75,122
Eastman Chemical Company   115      6,354
FMC Corp. (a)     53       3,717
B.F. Goodrich Company      76       3,078
W.R. Grace & Company       140      7,245
Great Lakes Chemical Corp. 93       4,348
Hercules Inc.     158      6,834
Mallinckrodt Group Inc.    106      4,677
Monsanto Company  835      32,461
Morton International Inc.  211      8,598
Nalco Chemical Company     96       3,468
PPG Industries Inc.        276      15,490
Praxair Inc.      200      9,225
Rohm & Haas Company        96       7,836
Sigma-Aldrich Corp.        71       4,433
Union Carbide Corp.        197      8,052
                           241,389

Communication Services --- 1.1%
Lucent Technologies Inc.   942      43,590
Northern Telecom Limited   364      22,522
SBC Communications Inc.    872      45,126
Tele-Communications Inc. (a)        935     12,213
                           123,451

Computers & Business Equipment --- 4.0%
3Com Corp. (a)    236      17,316
Amdahl Corp. (a)  171      2,073
Applied Materials Inc. (a) 257      9,236
Bay Networks Inc. (a)      262      5,469
Cabletron Systems Inc. (a) 206      6,850
Ceridian Corp. (a)         95       3,848
Cisco Systems Inc. (a)     892      56,753
Compaq Computer Corp. (a)  380      28,215
Data General Corp. (a)     54       783
Dell Computer Corp. (a)    300      15,937
Digital Equipment Corp. (a)         219     7,966
EMC Corp. (a)     300      9,938
Hewlett Packard Company    1,462    73,465
Intergraph Corp. (a)       66       677
International Business Machines     815     123,065
Pitney Bowes Inc. 217      11,826
Seagate Technology Inc. (a)         300       11,850

Sun Microsystems Inc. (a)  526      $  13,512
Tandem Computers Inc. (a)  168      2,310
Tandy Corp.       91       4,004
Unisys Corp. (a)  246      1,661
Xerox Corp.       465      24,471
                           431,225

Conglomerates --- 1.0%
Allied Signal Inc.         405      27,135
Harcourt General Inc.      104      4,797
Minnesota Mining & Manufacturing Company    601      49,808
Tenneco Inc. (a)  249      11,236
Textron Inc.      122      11,498
                           104,474

Construction & Mining Equipment --- 0.4%
Case Corp.        102      5,559
Caterpillar Inc.  283      21,296
Dover Corp.       163      8,191
Foster Wheeler Corp.       57       2,116
Harnischfeger Industries Inc.       67      3,224
                           40,386

Construction Materials --- 0.2%
Armstrong World Industries Inc.     53      3,683
Masco Corp.       230      8,280
Owens Corning Fiberglass Corp.      73      3,112
Sherwin Williams Company   122      6,832
                           21,907

Containers & Glass --- 0.2%
Ball Corp.        43       1,118
Bemis Inc.        76       2,803
Crown Cork & Seal Inc.     179      9,733
Temple Inland Inc.         80       4,330
                           17,984

Cosmetics & Toiletries --- 0.2%
Alberto Culver Company     40       1,920
Avon Products Inc.         194      11,082
International Flavors & Fragances   159     7,155
                           20,157

Depositary Receipt --- 2.2%
S&P Depositary Receipt Trust**      3,240   239,557

Drugs & Health Care --- 7.4%
Abbott Labs       1,126    57,144
Allegiance Corp.  1        22
Allergan Inc.     92       3,278
Alza Corp. (a)    119      3,079
American Home Products Corp.        896     52,528
Amgen Inc. (a)    381      20,717
Bausch & Lomb Inc.         82         2,870
Baxter International Inc.  389      15,949
Becton Dickinson & Company 184      7,981
Beverly Enterprises Inc. (a)        141     $   1,798
Biomet Inc.       165      2,496
Bristol Myers Squibb Company        723     78,626
Columbia / HCA Healthcare Corp.     957     38,998
CR Bard Inc.      82       2,296
Eli Lilly & Company        790      57,670
Guidant Corp.     100      5,700
Johnson & Johnson 1,910    95,022
Manor Care Inc.   90       2,430
Medtronic Inc.    333      22,644
Merck & Company Inc.       1,761    139,559
Pfizer Inc.       913      75,665
Pharmacia & Upjohn Inc.    722      28,609
Schering Plough Corp.      522      33,799
St. Jude Medical Inc. (a)  100      4,263
Tenet Healthcare Corp. (a) 300      6,563
United Healthcare Corp.    250      11,250
United States Surgical Corp.        82      3,229
Warner Lambert Company     388      29,100
                           803,285

Electric Utilities --- 2.1%
American Electric Power Inc.        267     10,980
Baltimore Gas & Electric Company    211     5,644
Carolina Power & Light Company      221     8,067
Central & South West Corp. 296      7,585
Cinergy Corp.     225      7,509
Consolidated Edison Company Inc.    337     9,857
Dominion Resources Inc.    252      9,702
DTE Energy Company         208      6,734
Duke Power Company         294      13,597
Edison International       643      12,780
Entergy Corp.     326      9,046
FPL Group Inc.    265      12,190
General Public Utilities Corp.      172     5,784
Houston Industries Inc.    376      8,507
Niagara Mohawk Power Corp. (a)      207     2,044
Northern States Power Company       98      4,496
Ohio Edison Company        219      4,982
P P & L Resources Inc.     228      5,244
Pacific Gas & Electric Company      600     12,600
Pacificorp        420      8,610
Peco Energy Company        318      8,030
Public Service Enterprise Group     351     9,565
Southern Company  955      21,607
Texas Utilities Company    324      13,203
Unicom Corp.      308      8,355
Union Electric Company     146      5,621
                           232,339


Electrical Equipment --- 3.1%
Boston Scientific Corp. (a)         249     $    14,940
Cooper Industries Inc.     155      6,529
Emerson Electric Company   321      31,057
General Electric Company   2,393    236,608
General Instrument Corp. (a)        150     3,244
General Signal Corp.       68       2,907
W.W. Grainger Inc.         73       5,858
Johnson Controls Inc.      59       4,890
Millipore Corp.   64       2,648
National Service Industries Inc.    69      2,579
Raychem Corp.     64       5,128
Westinghouse Electric Corp.         855     16,993
                           333,381

Electronics --- 3.2%
Advanced Micro Devices Inc. (a)     188     4,841
AMP Inc. 312      11,973
Andrew Corp. (a)  84       4,457
Apple Computer    177      3,695
DSC Communications Corp. (a)        165     2,949
EG & G Inc.       69       1,389
Harris Corp.      56       3,843
Honeywell Inc.    182      11,967
Intel Corp.       1,177    154,113
LSI Logic Corp. (a)        186      4,976
Micron Technology Inc.     298      8,679
Motorola Inc.     845      51,862
National Semiconductor Corp. (a)    194     4,729
Perkin Elmer Corp.         62       3,650
Raytheon Company  346      16,651
Rockwell International Corp. (a)    311     18,932
Scientific Atlanta Inc.    110      1,650
Silicon Graphics Inc. (a)  251      6,401
Tektronix Inc.    48       2,460
Tellabs Inc. (a)  254      9,557
Texas Instruments Inc.     270      17,212
Thomas & Betts Corp.       58       2,574
                           348,560

Financial Services --- 3.3%
Allstate Corp.    641      37,098
American Express Company   694      39,211
Beneficial Corp.  76       4,817
Chase Manhattan Corp.      624      55,692
Dean Witter Discover & Company      244     16,165
Federal Home Loan Mortgage Corp.    259     28,522
Federal National Mortgage Association       1,564    58,259
Fleet Financial Group Inc. 380      18,953
Green Tree Financial Corp. 197      7,609
Household International Inc.        141     13,007
Merrill Lynch & Company Inc.        252     20,538

Financial Services (continued)
Morgan Stanley Group Inc.  223      $12,739
Salomon Inc.      152      7,163
Travelers Group Inc.       905      41,079
                           360,852

Food & Beverages --- 4.7%
Archer Daniels Midland Company      789     17,348
Campbell Soup Company      357      28,649
Coca Cola Company 3,594    189,134
Conagra Inc.      353      17,562
CPC International Inc.     208      16,120
General Mills Inc.         228      14,450
HJ Heinz Company  530      18,948
Hershey Foods Corp.        222      9,713
Kellogg Company   312      20,475
Pepsico Inc.      2,258    66,046
Pioneer Hi-Bred International Inc.  120     8,400
Quaker Oats Company        192      7,320
Ralston Purina Company     152      11,153
Sara Lee Corp.    694      25,851
Sysco Corp.       263      8,580
Unilever N V      229      40,132
Whitman Corp.     151      3,454
Wm Wrigley Junior Company  166      9,338
                           512,673

Gas & Pipeline Utilities --- 0.7%
Coastal Corp.     150      7,331
Columbia Gas Systems Inc.  78       4,963
Consolidated Natural Gas Company    134     7,404
Eastern Enterprises        29       1,026
El Paso Natural Gas Company         23      1,169
Enron Corp.       361      15,568
Enserch Corp.     98       2,254
Nicor Inc.        72       2,574
Oneok Inc.        39       1,170
Pacific Enterprises        121      3,675
PanEnergy Corp.   215      9,675
Peoples Energy Corp.       50       1,694
Sonat Inc.        123      6,335
Williams Companies Inc.    219      8,212
                           73,050

Gas Exploration --- 0.3%
Burlington Resources Inc.  181      9,118
Noram Energy Corp.         178      2,737
Occidental Petroleum Corp. 456      10,659
Oryx Energy Company (a)    151      3,737
Santa Fe Energy Resources Inc. (a)  129     1,790
Union Pacific Resources Group Inc.  310     9,063
                           37,104


Gold & Mining --- 0.5%
Barrick Gold Corp.         506      $14,547
Battle Mountain Gold Company        300     2,063
Cyprus Amax Minerals Company        133     3,109
Echo Bay Mines Limited     181      1,199
Freeport McMoRan Copper & Gold      289     8,634
Homestake Mining Company   198      2,822
Newmont Mining Corp.       135      6,041
Phelps Dodge Corp.         99       6,682
Placer Dome Inc.  343      7,460
Santa Fe Pacific Gold Corp.         188     2,891
                           55,448

Household Appliances & Products --- 2.2%
Black & Decker Corp.       123      3,705
Clorox Company    74       7,428
Colgate Palmolive Company  209      19,280
Corning Inc.      328      15,170
Gillette Company  756      58,779
Maytag Corp.      155      3,061
Newell Company    227      7,151
Procter & Gamble Company   984      105,780
Rubbermaid Inc.   226      5,142
Snap-On Inc.      87       3,099
Stanley Works     128      3,456
Tupperware Corp.  88       4,719
Whirlpool Corp.   106      4,942
                           241,712

Hotels & Restaurants --- 0.7%
Darden Restaurants Inc.    227      1,986
HFS Inc. (a)      200      11,950
Hilton Hotels Corp.        343      8,961
Marriott International Inc.         179     9,890
McDonald's Corp.  995      45,024
Wendy's International Inc. 170      3,485
                           81,296

Industrial Machinery --- 0.6%
Briggs & Stratton Corp.    41       1,804
Cincinnati Milacron Inc.   49       1,072
Crane Company     65       1,870
Cummins Engine Inc.        57       2,622
Giddings & Lewis Inc.      49       631
Illinois Tool Works Inc.   168      13,419
Ingersoll Rand Company     156      6,942
ITT Industries Inc.        171      4,189
Nacco Industries Inc.      13       696
Pall Corp.        164      4,182
Parker Hannifin Corp.      106      4,107
Thermo Electron Corp.      200      8,262
Timken Company    45       2,064

Trinova Corp.     42       $1,528
Tyco Interest Limited      219      11,580
                           64,968

Insurance --- 2.4%
Aetna Life & Casualty Company       214     17,120
Alexander & Alexander Services      64      1,112
American General Corp.     293      11,976
American International Group Inc.   679     73,502
Aon Corp.         150      9,319
Chubb Corp.       250      13,437
Cigna Corp.       109      14,892
General Re Corp.  118      18,614
ITT Hartford Group Inc.    171      11,542
Jefferson Pilot Corp.      102      5,776
Lincoln National Corp.     149      7,823
Loews Corp.       169      15,928
Marsh & McLennan Companies Inc.     105     10,920
MBIA Inc.         65       6,581
MGIC Investment Corp.      100      7,600
Providian Corp.   136      6,987
Safeco Corp.      180      7,099
St. Paul Companies Inc.    121      7,094
Torchmark Inc.    103      5,202
Unum Corp.        104      7,514
US Life Corp.     49       1,629
USF&G Corp.       161      3,361
                           265,028

Leisure Time --- 0.8%
Brunswick Corp.   137      3,288
Harrahs Entertainment Inc. (a)      147     2,922
ITT Corp. (a)     171      7,417
King World Productions Inc. (a)     53      1,954
Walt Disney Company        971      67,606
                           83,187

Liquor --- 0.5%
Adolph Coors Company       54       1,026
Anheuser-Busch Companies Inc.       728     29,120
Brown-Forman Corp.         99       4,529
Seagram Limited   536      20,770
                           55,445

Newspapers --- 0.4%
Dow Jones & Company Inc.   139      4,709
Gannett Inc.      201      15,050
Knight Ridder Inc.         140      5,355
New York Times Company     138      5,244
Times Mirror Company       156      7,761
Tribune Company   91       7,177
                           45,296


Non-Ferrous Metals --- 0.1%
Asarco Inc.       61       $1,517
Engelhard Corp.   206      3,940
Inco Limited      269      8,574
                           14,031

Oil --- 5.7%
Amerada Hess Corp.         133      7,697
Amoco Corp.       712      57,316
Ashland Inc.      91       3,993
Atlantic Richfield Company 230      30,475
Chevron Corp.     935      60,775
Exxon Corp.       1,779    174,342
Kerr McGee Corp.  74       5,328
Louisiana Land & Exploration Company        48       2,574
Mobil Corp.       565      69,071
Pennzoil Company  66       3,729
Phillips Petroleum Company 376      16,638
Royal Dutch Petroleum Company       768     131,136
Sun Inc. 108      2,633
Texaco Inc.       379      37,189
Unocal Corp.      354      14,381
USX Marathon Group         412      9,837
                           627,114

Office Furnishings & Supplies --- 0.1%
Avery Dennison Corp.       152      5,377
Moore Corp. Limited        143      2,914
                           8,291

Paper & Forest Products --- 1.2%
Alco Standard Corp.        183      9,447
Boise Cascade Corp.        69       2,191
Champion International Corp.        138     5,969
Georgia Pacific Corp.      132      9,504
International Paper Company         422     17,038
James River Corp. 122      4,041
Kimberly Clark Corp.       399      38,005
Louisiana Pacific Corp.    155      3,274
Mead Corp.        77       4,476
Potlatch Corp.    42       1,806
Stone Container Corp.      143      2,127
Union Camp Corp.  101      4,823
Westvaco Corp.    144      4,140
Weyerhaeuser Company       289      13,691
Willamette Industries Inc. 79       5,550
                           126,082

Petroleum Services --- 0.6%
Baker Hughes Inc. 204      7,038
Dresser Industries Inc.    259      8,029
Halliburton Company        164      9,881
Helmerich and Payne Inc.   35       1,824

Petroleum Services (continued)
McDermott International Inc.        78      $1,297
Rowan Companies Inc. (a)   121      2,738
Schlumberger Limited       347      34,657
Western Atlas Inc. (a)     76       5,386
                           70,850

Photography --- 0.4%
Eastman Kodak Company      490      39,322
Polaroid Corp.    65       2,828
                           42,150

Pollution Control --- 0.3%
Browning Ferris Industries Inc.     305     8,006
Laidlaw Inc.      421      4,841
WMX Technologies Inc.      697      22,740
                           35,587

Publishing --- 0.4%
American Greetings Corp.   107      3,036
Dun & Bradstreet Corp.     243      5,771
John H. Harland Company    44       1,452
Jostens Inc.      55       1,162
McGraw Hill Companies Inc. 144      6,642
Meredith Corp.    40       2,110
Time Warner Inc.  555      20,813
                           40,986

Railroads & Equipment --- 0.7%
Burlington Northern Santa Fe        203     17,534
Conrail Inc.      86       8,568
CSX Corp.         302      12,759
Norfolk Southern Corp.     186      16,275
Union Pacific Corp.        295      17,737
                           72,873

Retail --- 2.8%
Autozone Inc. (a) 200      5,512
Charming Shoppes Inc. (a)  148      749
Circuit City Stores Inc.   140      4,217
CVS Corp.         151      6,248
Dayton Hudson Corp.        309      12,128
Dillard Department Stores Inc.      162     5,002
Federated Department Stores Inc. (a)        290      9,896
Gap Inc. 412      12,411
Home Depot Inc.   683      34,235
Kmart Corp. (a)   650      6,744
Limited, Inc.     391      7,184
Longs Drug Stores Corp.    29       1,425
Lowes Companies Inc.       230      8,165
May Department Stores Company       357     16,690
Mercantile Stores Inc.     53       2,617
Nordstrom Inc.    116      4,111
JC Penney Inc.    320      15,600
Pep Boys-Manny Moe & Jack  89       2,737
Price-Costco Inc. (a)      280      $   7,035
Rite-Aid Corp.    120      4,770
Sears Roebuck & Company    559      25,784
Supervalu Inc.    97       2,752
TJX Companies Inc.         103      4,880
Toys R Us Inc. (a)         393      11,790
Wal Mart Stores Inc.       3,305    75,602
Walgreen Company  353      14,120
Woolworth Corp. (a)        192      4,200
                           306,604

Retail Grocery --- 0.4%
Albertsons Inc.   362      12,896
American Stores Company    210      8,584
Fleming Companies Inc.     53       914
Giant Foods Inc.  85       2,933
Great Atlantic & Pacific Tea Inc.   55      1,753
Kroger Company (a)         177      8,230
Winn Dixie Stores Inc.     219      6,926
                           42,236

Savings & Loan --- 0.2%
HF Ahmanson & Company      168      5,460
Golden West Financial Corp.         84      5,303
Great Western Financial Corp.       196     5,684
                           16,447

Software --- 2.0%
Autodesk Inc.     66       1,848
Computer Associates International Inc.      520      25,870
Microsoft Corp. (a)        1,702    140,628
Novell Inc. (a)   527      4,990
Oracle Systems Corp. (a)   936      39,078
Shared Medical Systems Corp.        33      1,625
                           214,039

Steel --- 0.2%
Allegheny Teldyne Inc.     254      5,842
Armco Inc. (a)    152      627
Bethlehem Steel Corp. (a)  161      1,449
Inland Steel Industries Inc.        70      1,400
Nucor Corp.       125      6,375
USX-U.S. Steel Group       119      3,734
Worthington Industries Inc.         130     2,356
                           21,783

Telecommunications --- 4.7%
Airtouch Communications Inc. (a)    710     17,928
Alltel Corp.      271      8,503
Ameritech Corp.   794      48,136
AT & T Corp.      2,291    99,658
Bell Atlantic Corp.        627      40,598
Bellsouth Corp.   1,424    57,494
Frontier Corp.    200      4,537
GTE Corp.         1,388    63,154
MCI Communications Corp.   976      $ 31,903
NYNEX Corp.       616      29,645
Pacific Telesis Group      611      22,454
Sprint Corp.      648      25,839
U.S. West Communications Group      672     21,672
U.S. West Media Group (a)  675      12,488
WorldCom Inc. (a) 1,200    31,275
                           515,284

Tires & Rubber --- 0.1%
Cooper Tire & Rubber Company        120     2,370
Goodyear Tire & Rubber Company      218     11,200
                           13,570

Tobacco --- 1.4%
American Brands Inc.       260      12,903
Philip Morris Companies Inc.        1,196   134,699
UST Inc. 277      8,968
                           156,570

Toys & Amusements --- 0.1%
Hasbro Inc.       126      4,898
Mattel Inc.       396      10,989
                           15,887

Trucking & Freight Forwarding --- 0.1%
Caliber Systems Inc.       56       1,078
Federal Express Corp. (a)  162      7,209
Navistar International Corp. (a)    105     959
Ryder Systems Inc.         114      3,206
                           12,452

Total Common Stocks
(cost $7,104,478)          8,334,097
Preferred Stock --- 0.0%
Aetna Life & Casualty Company       16      1,270
Fresenius National Medical Care Inc. (a)    140      15

Total Preferred Stock
(cost $1,031)              1,285
Commercial Paper --- 22.4%
Merrill Lynch & Company Inc.**
         5.360%   03/20/97 1,300,000        1,283,841
         5.300%   03/21/97 925,000  913,385
         5.350%   03/21/97 250,000  246,834


Total Commercial Paper
(cost $2,446,209)                   $2,444,060
U.S. Government Securities --- 1.0%
U.S. Treasury Bills**
         4.840%   03/20/97 67,000   66,285
         4.800%   03/20/97 30,000   29,683
         4.780%   03/20/97 10,000   9,895
Total U.S. Government Securities (cost $105,882) 105,863 Repurchase Agreement --- 1.2% State Street Bank and Trust Company,** 4.50%, 01/02/97 (collateralized by $95,000 par value U.S. Treasury Bonds, 10.625%, due 8/15/15, with a value
of $139,427, cost $131,000)                 131,000  131,000
Total Investments --- 101.0%
(cost $9,788,600)*                                   11,016,305
Liabilities In Excess of
Other Assets --- (1.0)%    (109,148)
Net Assets --- 100.0%      $10,907,157


(a) non-income producing security

** Represents cost for financial reporting purposes and differs from cost basis for Federal tax purposes by $44,065. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,343,871 and $160,231, respectively. Net unrealized appreciation for tax purposes is $1,183,640. ** $2,920,480 market value of securities and $560 of cash has been pledged as collateral for initial margin for future contracts.

Schedule of Future Contracts
Number   Contract          Total    Unrealized
of Contracts      Description       Contract Value   Loss
7        S&P 500  $2,605,750        $(500)
         March 1997 (Long)

7

See notes to financial statements.

7

#
8

Transamerica Premier Index Fund
Schedule of Investments - December 31, 1996
(Continued)
8

                  Market
         Shares   Value

                  Market
         Shares   Value

8

#
8

See notes to financial statements.

9

                  Market
         Shares   Value

                  Market
         Shares   Value

9

See notes to financial statements.

9

#
10

Transamerica Premier Index Fund
Schedule of Investments - December 31, 1996
(Continued)
10

                  Market
         Shares   Value

                  Market
         Shares   Value

10

#
10

See notes to financial statements.

11

                  Market
         Shares   Value

                  Market
         Shares   Value

11

See notes to financial statements.

11

#
12

Transamerica Premier Index Fund
Schedule of Investments - December 31, 1996
(Continued)
12

                  Market
         Shares   Value

                  Market
         Shares   Value

12

#
12

See notes to financial statements.

13

                           Market
                  Shares   Value

                           Market
                  Shares   Value

13

See notes to financial statements.

13

#
14

Transamerica Premier Bond Fund
Portfolio Manager, Sharon K. Kilmer

14

Fund Performance
In a generally difficult year for bond investors, the Premier Bond Fund earned Investor Class shareholders a total return of 1.16% for the year ended December 31, 1996, in comparison to the Lehman Brothers Government/Corporate Index, which had a total return of 2.90%. Since its inception on October 2, 1995, the Fund has realized an annualized return of 4.79%, while the Index has returned 6.10% over the same period.

Portfolio Manager Comments
Bond portfolios invested in longer maturity bonds had an especially hard time during 1996, as long-term U.S. Treasuries returned less than 1% for the year. Fortunately, the credit ratings of several large portfolio holdings were upgraded during the year. Arkla, Inc.
and Tenet Healthcare added significant total return to the portfolio.
         The strength of the economy surprised most people early in the year. From March through mid-summer, strong job growth propelled the stock market higher and caused a substantial sell-off in the bond market. In early July, long-term interest rates rose from the 1995 year-end low of 5.94% to a high of 7.19%, as participants in the market feared higher inflation would accompany stronger growth.
         Third quarter growth slowed as consumer spending declined, spurring the bond market to rally significantly in October and November. While long-term interest rates ended the year at 6.65%, sharply down from the highs, they were nonetheless, higher than they had been at the beginning of the year.

Portfolio asset mix
As of December 31, 1996, the Fund consisted of:









Corporate Bonds   58.8%
U.S. Treasury
Securities        33.7%
Cash or
 Cash Equivalents 6.6%
Other Assets      0.9%
Total    100.0%




Going Forward
We expect the markets to be volatile in the first half of 1997, due to conflicting signs of both strength and weakness. The market will shift from trading lower on fears of strong growth and increased inflation and higher on hopes of an economic slowdown. However, by summer it should be apparent that economic growth has slowed and inflation is under control, providing the impetus for a sustained interest rate rally. The Premier Bond Fund will continue to be invested in bonds of high quality companies with improving credit fundamentals.
         Thank you for your continued investment in the Transamerica Premier Bond Fund.

14

#
15

  Performance Highlights (10/2/95 - 12/31/96)
         Investor Class    Adviser Class
Inception Date    10/2/95  10/2/95
Total Return*     6.03%    5.14%
NAV per share at 12/31/96  $9.86    $9.87



$10,000 Invested In The Premier Bond Fund (10/2/95 - 12/31/96)**
15

The Lehman Brothers Government/Corporate Bond Index is a broad-based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity. The Lehman Brothers Government/Corporate Bond Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.
   *Total return for the period from October 2, 1995 (commencement of operations) through December 31, 1996. **Hypothetical illustration of $10,000 invested at inception (October 2, 1995), assuming reinvestment of dividends and capital gains at net asset value through  December 31,  1996. 15
# 16   Transamerica  Premier  Bond  Fund  Schedule  of  Investments  -
December 31, 1996 16
         Principal         Market
         Amount   Value

         Principal         Market
         Amount   Value

16

Corporate  Bonds --- 58.8%
Aerospace & Defense --- 3.7%
Boeing Company    8.625%   11/15/31 400,000 $469,280
Automobiles --- 3.5%
General Motors
Corp.    9.625%   12/01/00 400,000  441,504
Drugs & Health Care --- 6.7%
American Home Products
Corp.    7.900%   02/15/05 400,000  426,216
Tenet Healthcare
Corp.    8.625%   12/01/03 400,000  422,000
                                    848,216
Electric Utilities --- 10.9%
Commonwealth Edison
Company  7.000%   07/01/05 300,000  296,943
Gulf States Utilities
Company  8.250%   04/01/04 400,000  422,732
Hydro Quebec      7.375%   02/01/03 400,000 410,852
Northern States
Power Company     7.125%   07/01/25 250,000 244,425
                                    1,374,952
Finance & Banking --- 11.0%
First Union Corp. 6.875%   09/15/05 400,000 394,128
Ford Motor Credit
Company  6.375%   10/06/00 500,000  497,420
Wells Fargo &
Company  7.125%   08/15/06 500,000  500,730
                                    1,392,278
Food & Beverage --- 3.1%
Anheuser Busch
Companies Inc.    7.250%   09/15/15 400,000 398,596
Gas Exploration & Distribution --- 6.3%
Arkla Inc.        8.900%   12/15/06 400,000 450,632
Burlington Resources
Inc.     9.125%   10/01/21 300,000  352,248
                                    802,880
Industrials --- 8.0%
Lockheed Martin
Corp.    7.650%   05/01/16 500,000  517,205
Mallinckrodt
Group Inc.        6.750%   09/15/05 500,000 489,605
                                    1,006,810
Petroleum Services --- 3.7%
Anadarko Petroleum
Corp.    5.875%   10/15/03 500,000  467,645

Retail --- 1.9%
Pathmark Stores
Inc.     9.625%   05/01/03 250,000  $    239,367
Total Corporate Bonds
(cost $7,508,554)                           7,441,528
U.S. Government Securities --- 33.7%
U.S. Treasury Bonds
         6.500%   05/15/05 1,500,000        1,510,080
         6.500%   08/15/05 300,000  301,923
         5.875%   11/15/05 1,180,000        1,137,780
         7.500%   11/15/16500,000  541,250
         7.625%   02/15/25 700,000  777,546
Total U.S. Government Securities
(cost $4,376,908)                            4,268,579
Repurchase Agreement --- 6.6%
State Street Bank and Trust Company, (collateralized by $580,000 par value U.S. Treasury Bonds, 10.625%, due 8/15/15, with a value of $851,240, cost $834,000)
         4.500%   01/02/97 834,000  834,000
Total Investments --- 99.1%
(cost $12,719,462)*                                  12,544,107
Other Assets Less Liabilities --- 0.9%               117,672
Net Assets --- 100.0%                       $12,661,779


* Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $45,583 and $220,938, respectively. Net unrealized depreciation for tax purposes is ($175,355).

16

#
16

See notes to financial statements.

17

Transamerica Premier Balanced Fund
Portfolio Managers, Sharon K. Kilmer and Jeffrey S. Van Harte 17 Fund Performance The Premier Balanced Fund provided Investor Class shareholders with a total return of 15.28% for the year ended December 31, 1996. In comparison, the benchmark index return was only 12.63%. Since its inception on October 2, 1995, the Fund has achieved an annualized return of 14.09%, while the benchmark index returned 14.66%. The Fund's outstanding performance in the past year was due to its investment in industry leading technology and financial services stocks, as well as an overweighted asset allocation in common stocks. The Fund's asset allocation at year-end was 67% in common stocks, 30% in bonds, and 3% in cash equivalents.

Portfolio Managers' Comments
Stock and bond returns diverged in 1996 due to the surprisingly strong economy. Equity investors enjoyed good corporate earnings momentum while bond investors worried about the strong economy and returning inflation. After closing 1995 at a yield of 5.94%, the bellwether (30-year U.S. Treasury Bond) long bond yield rose to 6.65% at the end of 1996. The Lehman Brothers Government/Corporate Bond Index returned only 2.90% for the year. In contrast, the stock market continued its dramatic move upward, with the S&P 500 Index returning 22.96% for 1996.

Portfolio Asset Mix
As of December 31, 1996, the Fund consisted of:









Common Stocks     66.7%
Bonds    29.6%
Cash and
 Cash Equivalents 3.7%
Total    100.0%

Going Forward
The gap in performance that developed in 1996 may close this year as the stock and bond markets react to slower economic growth. Along with the strong U.S. dollar, the fact that the Japanese and European economies are facing the daunting task of restructuring and downsizing their private and public sectors could weaken demand for U.S. exports. A positive note, however, is that the U.S. bond market could rally in the face of relatively weak worldwide economies.
         The Premier Balanced Fund's asset allocation will continue to have a bias toward common stocks, with a weighting of 60-70% equities to 30-40% bonds. The Fund's stock holdings consist mostly of large capitalization growth stocks with dominant market share positions. Growth stocks often do very well in declining interest rate and weak economic environments, as long as they maintain their earnings growth. The Fund's positions in leading technology companies such as Intel and Microsoft, and leading financial services companies such as Charles Schwab and Wells Fargo, should serve it well. The Fund's bond component will extend its maturities slightly and will continue to invest in high-quality companies with improving credit fundamentals.
         Thank you for your continued investment in the Transamerica Premier Balanced Fund.


17

#
18

Transamerica Premier Balanced Fund

18

  Performance Highlights (10/2/95 - 12/31/96)
         Investor Class    Adviser Class
Inception Date    10/2/95  10/2/95
Total Return*     17.93%   17.03%
NAV per share at 12/31/96  $11.57   $11.59



$10,000 Invested In The Premier Balanced Fund (10/2/95 - 12/31/96)**
18

The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The Lehman Brothers Government/Corporate Bond Index is a broad-based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity. The Standard & Poor's 500 Composite Stock Price Index and the Lehman Brothers Government/Corporate Bond Index do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.
  *Total return for the period from October 2, 1995 (commencement of operations) through December 31, 1996. **Hypothetical illustration of $10,000 invested at inception (October 2, 1995), assuming reinvestment of dividends and capital gains at net asset value through  December 31,  1996. 18
# 19   Transamerica  Premier  Balanced Fund Schedule of  Investments -
December 31, 1996 19

                  Market
         Shares   Value

         Shares or
          Principal        Market
         Amount   Value

19

Common Stocks --- 66.7%
Banking --- 3.3%
Wells Fargo & Company      2,000    $ 539,500
Broadcasting --- 1.5%
HSN Inc. (a)      10,000   237,500
Business Services --- 5.2%
First Data Corp.  13,000   474,500
Transaction Systems Architects Inc. (a)     11,000   365,750
                           840,250
Chemicals --- 2.5%
Betzdearborn Inc. 7,000    409,500
Computers & Business Equipment --- 7.4%
Cisco Systems Inc. (a)     7,000    445,375
Dell Computer Corp. (a)    14,000   743,750
                           1,189,125
Electrical Equipment --- 2.6%
Millipore Corp.   10,000   413,750
Electronics --- 8.2%
Applied Materials Inc. (a) 13,000   467,187
Intel Corp.       6,500    851,094
                           1,318,281
Financial Services --- 9.7%
Charles Schwab Corp.       15,000   480,000
Franklin Resources Inc.    10,000   683,750
Moneygram Payment Systems Inc. (a)  30,000  397,500
                           1,561,250
Household Appliances & Products --- 2.4%
Gillette Company  5,000    388,750
Hotels & Restaurants --- 6.2%
Host Marriott Corp. (a)    20,000   320,000
Marriott International Inc.         5,500   303,875
Mirage Resorts Inc. (a)    17,000   367,625
                           991,500
Industrial Machinery --- 1.7%
Illinois Tool Works Inc.   3,500    279,563
Leisure Time --- 3.0%
Walt Disney Company        7,000    487,375
Retail Grocery --- 3.9%
Smith's Food & Drug Centers Inc.    20,000  620,000
Software --- 7.5%
Broderbund Software Inc. (a)        10,000  297,500
Intuit (a)        8,000    252,000
Microsoft Corp. (a)        8,000    661,000
                           1,210,500
Telecommunications --- 1.6%
Airtouch Communications Inc. (a)    10,000  252,500
Total Common Stocks
(cost $8,469,100)          10,739,344


Corporate Bonds --- 18.9%
Broadcasting --- 0.6%
Viacom Inc.       7.750%   06/01/05 100,000 $        98,467
Drugs & Health Care --- 2.0%
American Home
Products Corp.    7.900%   02/15/05 300,000 319,662
Electric Utilities --- 3.8%
Commonwealth Edison
Company  7.000%   07/01/05 300,000  296,943
Gulf States Utilities
Company  8.250%   04/01/04 300,000  317,049
                                            613,992
Finance & Banking --- 5.6%
First Union Corp. 6.875%   09/15/05 300,000 295,596
General Motors
Acceptance Corp.  7.375%   05/28/99 300,000 307,038
Mellon Bank Corp. 7.000%   03/15/06 300,000 298,314
                                            900,948
Gas & Pipeline Utilities --- 1.9%
Williams Companies
Inc.     7.500%   09/15/99 300,000  303,789
Gas Exploration & Distribution --- 1.4%
Arkla Inc.        8.900%   12/15/06 200,000 225,316
Petroleum Services --- 1.8%
Anadarko Petroleum
Corp.    5.875%   10/15/03 300,000  280,587
Retail --- 1.8%
Dayton-Hudson Corp.        6.400%   02/15/03300,000  292,161
Total Corporate Bonds
(cost $3,071,643)                           3,034,922
U.S. Government Securities --- 10.7%
U.S. Treasury Notes        6.375%   08/15/02400,000  402,624
                  5.875%   11/15/05 1,370,000        1,320,981
Total U.S. Government Securities
(cost $1,796,952)                           1,723,605
Repurchase Agreement --- 3.4%
State Street Bank and Trust Company, (collateralized by $385,000 par value U.S. Treasury Bonds, 10.625%, due 8/15/15, with a value of $565,048,
cost $551,000)    4.500%   01/02/97 551,000 551,000
Total Investments --- 99.7%
(cost $13,888,695)*                                  16,048,871
Other Assets Less Liabilities --- 0.3%               50,963
Net Assets --- 100.0%                                $16,099,834

(a) non-income producing security
* Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,774,150 and $613,974, respectively. Net unrealized appreciation for tax purposes is $2,160,174.

19

See notes to financial statements.

19

#
20

Transamerica Premier Short-Intermediate Government Fund
Portfolio Manager, Kevin J. Hickam
20

Fund Performance
The Premier Short-Intermediate Government Fund provided Investor Class shareholders with a total return of 2.62% for the year ended December 31, 1996. In comparison, the total return of the Lehman Brothers Government Index was 4.05%. Since inception on October 2, 1995, the Fund has achieved an annualized total return of 4.93%, relative to an annualized return of 5.98% for the Index.
         The Fund's strategy is to maximize total return through investments in intermediate fixed income bonds with the highest credit quality. To reduce volatility, the Fund's maximum average maturity will not exceed 10 years, and government-backed bonds will represent the majority of the holdings.

Portfolio Manager Comments
Expectations of slow economic growth and falling interest rates for 1996 quickly reversed in the spring as consumers gained confidence and spent heavily on housing and autos. The Federal Reserve lowered the Federal Funds rate by .25% to %5.25% in January, but persistent worries over inflation kept short-term rates steady throughout the year.

         Investors speculating that the Federal Reserve would tighten monetary policy pushed long-term interest rates significantly higher through mid-year. However, in the fall, economic growth slowed in an environment of continuing low inflation, which resulted in the bond market recovering nearly half its losses.

Portfolio Asset Mix
As of December 31, 1996, the Fund consisted of:









U.S. Government
Securities        97.1%
Other Assets      2.9%
Total    100.0%

Going forward
The economy looks solid as 1997 begins. While we expect economic growth to slow from the fourth quarter 1996 GDP increase of 4.7%, it should still post an overall gain in the range of 2.0% to 2.5% for the year. Inflation should again post a moderate increase of 3.0% to 3.5% for the year.


Special Note
The Board of Directors of the Transamerica Premier Funds has determined that it is in the best interest of the shareholders of the Short-Intermediate Government Fund to suspend sales to new purchasers as of February 15, 1997. In making this decision, the Board weighed the level of expenses being incurred to operate the Fund relative to its size, and determined that it is no longer economically feasible to operate the Fund. In addition, the investment adviser and administrator of the Fund have determined that it is no longer economically feasible to subsidize the expenses of the Fund, and therefore, have decided to discontinue any fee waivers and expense reimbursement as of April 1, 1997. For the year ended December 31, 1996, the actual subsidized expense ratio for this Fund was 0.85%. Absent the fee waivers and expense reimbursement, this ratio would have been 3.3% for the same period.



20

#
21

  Performance Highlights (10/2/95 - 12/31/96)
         Investor Class    Adviser Class
Inception Date    10/2/95  10/2/95
Total Return*     6.20%    5.21%
NAV per share at 12/31/96  $9.85    $9.85


$10,000 Invested In The Premier Short-Intermediate Government Fund (10/2/95 -
 12/31/96)**
21

The Lehman Brothers Intermediate-Term Government Bond Index is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. government with a maturity of between one and ten years.
   *Total return for the period from October 2, 1995 (commencement of operations) through December 31, 1996. **Hypothetical illustration of $10,000 invested at inception (October 2, 1995), assuming reinvestment of dividends and capital gains at net asset value through December 31, 1996.

21
Schedule of Investments - December 31, 1996
21


         Principal         Market
         Amount   Value


                  Market
                  Value

21

U.S. Government Securities --- 97.1%
U.S. Treasury Bond Strips Principal
         0.000%   05/15/17 250,000     $   62,545
U.S. Treasury Notes
         5.125%   06/30/98 515,000  510,334
         6.375%   07/15/99 1,000,000        1,009,060
         6.250%   08/31/00 500,000  501,875
         5.625%   11/30/00 175,000  171,827
         6.500%   08/15/05 300,000  301,923
         5.875%   11/15/05 475,000  458,005
         7.000%   07/15/06 525,000  545,428

Total U.S. Government Securities
(cost $3,610,463)                           $3,560,997
Other Assets Less Liabilities --- 2.9%               105,673
Net Assets --- 100.0%                       $3,666,670

* Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $7,206 and $56,672, respectively.
Net unrealized depreciation for tax purposes is ($49,466).   21  See notes
to  financial  statements.   21   # 22   Transamerica  Premier  Cash
Reserve Fund Portfolio Manager, Kevin J. Hickam 22 Fund Performance The Investor Class Premier Cash Reserve Fund posted a total return of 5.34% for the year ended December 31, 1996. In comparison, the total return for the average IBC/Donoghue First Tier money market fund was 4.86%. The Fund ranked ninth among 289 funds for the year, according to Lipper Analytical Services. As of December 31, 1996, the seven day current yield was 5.35%* and the annualized return since inception on October 2, 1995 was 5.40%

Portfolio Manager Comments
At the beginning of 1996 the economy seemed to be losing momentum, with anemic holiday sales leading to GDP of just 0.3% for the fourth quarter of 1995 and 1.3% for the entire year. In response, the Federal Reserve lowered the Federal Funds rate by 0.25% to 5.50% in December 1995, and to 5.25% in January 1996.
         However, economic growth rebounded strongly in the first-half of 1996, raising the likelihood of higher inflation as well as speculation as to what the Federal Reserve's response would be. Investors reacted by pushing long-term interest rates significantly higher through the middle of the year. Over the remainder of 1996, interest rates moved off their highs as employment gains slowed, inflation remained subdued, and the Federal Reserve stayed on the sidelines. Short-term interest rates, which tend to be more closely tied to the Federal Funds rate than long-term interest rates, moved in a much narrower range.

Portfolio Asset Mix
As of December 31, 1996, the Fund consisted of:









Commercial Paper
(Domestic)        64.5%
Commercial Paper
(Canadian)        10.4%
Short-term
Corporate Notes   24.7%
Cash and
Cash Equivalents  .4%
Total    100.0%



Going Forward
As 1997 begins, the economy looks solid. While fourth quarter 1996 GDP posted a 4.7% increase, we expect the pace of economic growth to slow to an overall increase of 2.0% to 2.5% for the coming year.
         Inflation should once again post a moderate increase of 3.0% to 3.5% in 1997. In such an environment, the Federal Reserve is unlikely to make any significant policy changes, and short-term interest rates should continue to trade in a narrow range.
         Thank you for your continued investment in the Transamerica Premier Cash Reserve Fund.


22

         The Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

*The Investment Adviser agreed to waive their Adviser Fee and the Administrator agreed to assume any other operating expenses for the Fund. Otherwise, the current and effective yields would have been 2.55% and 2.68%, respectively.

22

#
23

  Performance Highlights (10/2/95 - 12/31/96)
         Investor Class    Adviser Class
Inception Date    10/2/95  10/2/95
Total Return*     6.65%    6.36%
NAV per share at 12/31/96  $1.00    $1.00



$10,000 Invested In The Premier Cash Reserve Fund (10/2/95 - 12/31/96)**
23
The IBC's Money Fund ReportTM -All Taxable, First Tier is a composite of taxable money market funds that meet the SEC's definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. The IBC's Money Fund ReportTM -All Taxable, First Tier does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.
  *Total return for the period from October 2, 1995 (commencement of operations) through December 31, 1996.
**Hypothetical illustration of $10,000 invested at inception (October 2, 1995), assuming reinvestment of dividends and capital gains at net asset value through December 31, 1996.

23

#
24

Transamerica Premier Cash Reserve Fund
Schedule of Investments - December 31, 1996
24

         Principal         Market
         Amount   Value

         Principal         Market
         Amount   Value

24

Commercial Paper -Domestic --- 64.5%
Banking --- 9.3%
Banc One Corp.    5.300%   01/10/97 1,500,000        $ 1,498,013
Republic New York
Corp.    5.350%   01/15/97 1,500,000        1,496,879
                                    2,994,892
Brokerage --- 4.5%
Merrill Lynch & Company Inc.
         5.330%   01/23/97 1,000,000        996,743
         5.400%   01/23/97 470,000  468,449
                                    1,465,192
Chemicals --- 3.7%
EI DuPont  de Nemours
& Company         5.310%   01/21/97 1,200,000        1,196,460
Commercial Financial Services --- 4.5%
General Electric
Capital Corp.     5.510%   01/07/97 1,450,000        1,448,668
Computers & Business Equipment --- 1.6%
Xerox Corp.       5.300%   01/07/97 500,000 499,558
Consumer Financial Services --- 18.3%
Associates Corp. of
North America     5.300%   01/09/97 1,540,000        1,538,186
Ford Motor Credit
Company  5.430%   01/27/97 1,525,000        1,519,019
Toyota Motor
Credit Company    5.300%   02/03/97 525,000 522,450
         5.260%   03/31/97 845,000  834,012
USAA Capital Corp.         5.520%   01/06/971,000,000         999,234
         5.310%   02/03/97 500,000  497,566
                                    5,910,467
Food Processing --- 4.7%
Cargill Inc.      5.250%   02/14/97 1,515,000        1,505,279
Telecommunications --- 13.6%
American Telephone &
Telegraph Company 5.350%   02/10/97 1,500,000        1,491,083
Ameritech Capital
Funding Corp.     5.270%   02/07/97 1,500,000        1,491,875
GTE California Inc.        5.540%   01/29/971,400,000         1,393,968
                                    4,376,926
Utilities --- 4.3%
Florida Power Corp.        5.500%   01/08/971,400,000         1,398,503
Total Commercial Paper --- Domestic
(amortized cost $20,795,945)                                  20,795,945

Commercial Paper -Foreign --- 10.4% Banking --- 7.0% Canadian Imperial Holding Inc.
         5.300%   01/06/97 800,000  $     799,411
         5.295%   01/06/97 725,000  724,466
Toronto Dominion
Holdings 5.300%   02/03/97 750,000  746,356
                                    2,270,233
Government --- 3.4%
Province of British
Columbia 5.260%   04/01/97 1,100,000        1,085,535
Total Commercial Paper --- Foreign
(amortized cost $3,355,768)                                   3,355,768
Short-Term Corporate Notes --- 22.7%
Finance & Banking --- 18.0%
AI Credit Corp.   5.280%   01/13/97 1,500,000        1,497,360
Asset Securitization
Cooperative Corp. 5.300%   03/11/97 1,550,000        1,534,255
Bank of New York  5.320%   01/15/97 1,225,000        1,222,466
John Deere Capital Corp.
         5.530%   02/10/97 1,000,000         993,856
         5.270%   02/12/97 560,000  556,557
                                    5,804,494
Technology --- 4.7%
IBM Credit Corp.  5.290%   03/04/97 1,525,000        1,511,106
Total Short-Term Corporate Notes  (amortized cost $7,315,600)      7,315,600
U.S. Government Agency --- 2.0%
Federal National Mortgage Association Discount
Notes (amortized cost $644,524)
         5.320%   02/27/97 650,000  644,524
Repurchase   Agreement   ---  0.5%  State   Street   Bank  and  Trust   Company,
(collateralized by $110,000 par value U.S. Treasury Bonds, 10.625%, due 8/15/15, with a value of $161,442, cost $154,000)
         4.500%   01/02/97 154,000  154,000
Total Investments --- 100.1%
(amortized cost $32,265,837)                                  32,265,837
Liabilities in Excess of
Other Assets --- (0.1)%                     (21,859)
Net Assets --- 100.0%                       $32,243,978




24
#
24

See notes to financial statements.

25

Statements of Assets and Liabilities
December 31, 1996
25

                                                     Transamerica
                                                     Premier  Transamerica
                  Transamerica      Transamerica     Transamerica      Transamerica     Short-   Premier
                  Premier  Premier  Premier Premier  Intermediate      Cash Reserve
                  Equity Fund       Index Fund       Bond Fund         Balanced Fund    Government Fund   Fund
Assets
Investments, at value (Note 4)      $       31,180,063        $        11,016,305       $        12,544,107        $    16,048,871
$        3,560,997         $        32,265,837
Cash              459               560              526               931              54,931            789
Receivables:
Dividends and interest              13,580           15,650            189,750          86,082            68,972           19
Securities sold            0                1,672             0                 0                0                 0
Fund shares sold           47,921           2,874             803               26,993           359               49,392
Due from Administrator (Note 2)             0                 6,630             0                0                 0
2,655
Prepaid expenses and other assets           3,414             2,327             3,106            3,526             987
7,242
Total Assets               31,245,437                11,046,018                 12,738,292                16,166,403
3,686,246                  32,325,934
Liabilities
Due to Adviser (Note 2)             65,305           0                 10,717           20,876            4,495            0
Payables:
Securities purchased                0                44,599            0                0                 0                0
Fund shares redeemed                49,179           4,909             25,184           0                 0                780
Directors fees             2,502            1,045             1,602             1,785            471               3,846
Distribution service fees
payable (Note 3)           6,753            963               2,767             3,471            788                       2,659
Variation margin payable            0                51,100            0                0                 0                0
Other accrued expenses              54,741           36,245            36,243           40,437            13,822           74,671
Total Liabilities          178,480          138,861           76,513            66,569           19,576            81,956
Total Net Assets  $        31,066,957       $        10,907,157        $        12,661,779       $        16,099,834       $
3,666,670         $        32,243,978
Net Assets Consist of:
Paid in capital   $        25,229,994       $        9,620,139         $        12,851,838       $        14,097,711       $
3,725,786         $32,243,978
Undistributed net investment
income (loss) (Note 1)              (152,433)                 (476)             37               (367)             (295)          0
Accumulated net realized gain (loss) on
investments and futures transactions                 18,723            60,289           (14,741)          (157,686)
(9,355)           0
Net unrealized appreciation (depreciation)
of investments and futures contracts                 5,970,673                  1,227,205                 (175,355)
2,160,176                  (49,466)         0
Total Net Assets  $        31,066,957       $        10,907,157        $        12,661,779       $        16,099,834       $
3,666,670         $        32,243,978
Investor Class
Net assets        $        30,454,107       $        10,814,068        $        12,552,802       $        16,040,518       $
3,652,303         $        32,040,619
Shares outstanding                  2,407,362                 904,167           1,273,697                 1,385,895
370,807           32,040,619
Net asset value and offering and
redemption price per Investor share $       12.65    $        11.96    $        9.86    $        11.57    $        9.85    $
1.00
Adviser Class
Net assets        $        612,850  $       93,089   $        108,977  $        59,316  $        14,367   $        203,359
Shares outstanding                  48,737           7,776             11,046           5,118             1,458            203,359
Net asset value and offering and
redemption price per Adviser share  $       12.57    $        11.97    $        9.87    $        11.59    $        9.85    $
1.00
Investments, at Cost       $        25,209,390       $        9,788,600         $       12,719,462        $        13,888,695    $
3,610,463         $        32,265,837


25

See notes to financial statements.

25

#
26

Statements of Operations
Year ended December 31, 1996
26

                                                     Transamerica
                                                     Premier  Transamerica
                  Transamerica      Transamerica     Transamerica      Transamerica     Short-   Premier
                  Premier  Premier  Premier Premier  Intermediate      Cash Reserve
                  Equity Fund       Index Fund       Bond Fund         Balanced Fund    Government Fund   Fund
Investment Income
Interest income   $        45,059   $       85,047   $        835,919  $        348,205 $        214,473  $        1,598,405
Dividend income*           147,481          157,304           0                 47,468           0                 0
Total Income               192,540          242,351           835,919           395,673          214,473           1,598,405
Expenses
Investment adviser fee (Note 2)             194,101           25,718            72,032           106,251           17,620
102,415
Transfer agent fees                 92,539           48,630            45,069           54,440            41,871           54,426
Distribution fees (Note 3):
Investor shares            56,290           8,533             29,831            35,155           8,792             28,977
Adviser shares             2,396            265               550               787              50                0
Custodian fees             50,135           95,167            37,585            43,680           17,493            56,456
Registration fees          32,218           23,378            25,753            26,898           20,840            35,331
Audit fees                 13,264           4,911             7,075             8,622            2,063             15,336
Legal fees                 12,118           4,735             7,056             8,166            2,065             16,743
Printing                   11,058           5,482             8,896             9,331            2,625             20,233
Directors' fees and expenses (Note 2)                11,422            4,315            6,208             7,472            1,814
14,692
Insurance                  2,606            1,806             3,156             3,102            927               3,217
Service fees (Note 3)               798              88                183              262               17               331
Other             142               82               104               111              60                191
Total operating expenses
before waiver and reimbursement             479,087           223,110           243,498          304,277           116,237
348,348
Fees waived by Investment
Adviser (Note 2)           (134,162)                 (25,718)          (72,032)         (98,079)          (17,620)         (102,415)
Expenses reimbursed by
Administrator (Note 2)              0                (167,471)                  (14,854)         0                 (68,613)
(172,585)
Total Expenses             344,925          29,921            156,612           206,198          30,004            73,348
Net Investment Income (Loss)                (152,385)                  212,430          679,307           189,475          184,469
1,525,057
Net Realized and Unrealized
Gain (Loss) From:
Net realized gain (loss) on investments
and futures transactions            19,987           597,132           20,100           (131,140)                  12,136         0
Net change in unrealized appreciation
(depreciation) of investments and
futures contracts during the year           6,207,735                  950,341          (541,487)                  2,023,894
(102,218)                  0
Net Realized and Unrealized
Gain (Loss) on Investments
and Future Transactions             6,227,722                 1,547,473                 (521,387)                  1,892,754
(90,082)          0
Net Increase in Net Assets
Resulting From Operations  $        6,075,337        $        1,759,903         $       157,920  $        2,082,229        $
94,387   $        1,525,057
*Net of foreign withholding taxes of:       $        1,603    $        968      $       0        $        0        $       0      $
0

26

#
26

See notes to financial statements.

27

Statements of Changes in Net Assets

27

         Transamerica Premier       Transamerica Premier      Transamerica Premier
         Equity Fund       Index Fund       Bond Fund
         Year     Period            Year    Period            Year     Period
         Ended    Ended              Ended  Ended             Ended    Ended
         December 31, 1996 December 31, 1995*                 December 31, 1996 December 31, 1995*                 December 31,
1996December 31, 1995*
Increase in
Net Assets:
From operations:
Net investment income (loss)        $       (152,385)         $        21,826   $       212,430  $        37,969   $       679,307
173,137
Net realized gain (loss)
on investments and futures
transactions               19,987           (1,264)           597,132           125              20,100            (34,841)
Net change in unrealized appreciation
(depreciation) of investments
and futures contracts
during the period          6,207,735                 (237,062)                  950,341          276,864           (541,487)
366,132
Net increase (decrease)
in net assets resulting
from operations            6,075,337                 (216,500)                  1,759,903                 314,958          157,920
504,428

Dividends and Distributions
to shareholders from:
Net investment income:
Investor shares            (21,868)         0                 (250,208)                 0                 (738,858)
(109,662)
Adviser shares             (6)              0                 (667)             0                (3,840)           (47)
Net realized gains:
Investor shares            0                0                 (532,417)                 0                 0                0
Adviser shares             0                0                 (4,551)           0                0                 0
Fund share transactions (Note 5)            13,886,118                 11,327,206                3,000,914                6,602,555
1,410,447                  11,424,721
Increase in net assets              19,939,581                11,110,706                3,972,974                  6,917,513
825,669           11,819,440

Net Assets
Beginning of year          11,127,376                16,670            6,934,183                 16,670            11,836,110
16,670
End of year1      $        31,066,957       $        11,127,376        $        10,907,157       $        6,934,183        $
12,661,779        $        11,836,110

1Includes undistributed net
investment income (loss) of:        $       (152,433)         $        21,826   $       (476)    $        37,969   $       37     $
63,428


* Fund commenced operations on October 2, 1995.



27

See notes to financial statements.

27

#
28

Statements of Changes in Net Assets

28

         Transamerica Premier       Transamerica Premier Short-        Transamerica Premier
         Balanced  Fund    Intermediate Government  Fund      Cash Reserve Fund
         Year     Period            Year    Period            Year     Period
         Ended    Ended              Ended  Ended             Ended    Ended
         December 31, 1996 December 31, 1995*                 December 31, 1996 December 31, 1995*                 December 31,
1996December 31, 1995*
Increase in
Net Assets:
From operations:
Net investment income (loss)        $       189,475  $        72,055   $        184,469 $        46,374   $        1,525,057     $
334,544
Net realized gain (loss)
on investments and
futures transactions                (131,140)                 (26,546)          12,136           8,471             0             0
Net change in unrealized
appreciation (depreciation)
of investments and futures
contracts during the year           2,023,894                 136,282           (102,218)                 52,752           0
0
Net increase
in net assets resulting
from operations            2,082,229                 181,791           94,387           107,597           1,525,057
334,544

Dividends and Distributions to
shareholders from:
Net investment income:
Investor shares            (261,146)                 0                 (201,187)                 (29,622)          (1,518,377)
(334,364)
Adviser shares             (751)            0                 (327)             (2)              (6,680)           (180)
Net realized gains:
Investor shares            0                0                 (29,877)          0                0                 0
Adviser shares             0                0                 (85)              0                0                 0
Fund share transactions (Note 5)            2,177,366                  11,903,675                367,493           3,341,623
4,226,226                  28,001,102
Increase in net assets              3,997,698                 12,085,466                230,404           3,419,596
4,226,226                  28,001,102

Net Assets
Beginning of year          12,102,136                16,670            3,436,266                 16,670            28,017,752
16,650
End of year1      $        16,099,834                $12,102,136       $        3,666,670        $        3,436,266        $
32,243,978        $        28,017,752

1Includes undistributed net
investment income (loss) of:        $       (367)    $        72,055   $        (295)   $        16,750   $        0       $     0


* Fund commenced operations on October 2, 1995.
28

#
28

See notes to financial statements.

29

Financial Highlights --- Investor Class Shares
29

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

         Transamerica      Transamerica     Transamerica
         Premier Equity Fund        Premier Index Fund        Premier Bond Fund
         Year     Period   Year     Period  Year     Period
         Ended    Ended    Ended    Ended   Ended    Ended
         December 31, 1996 December 31, 1995*        December 31, 1996 December 31, 1995*      December 31, 1996 December 31, 1995*
Net Asset Value
Beginning of period        $ 9.82   $ 10.00 $ 10.59  $ 10.00  $ 10.37  $ 10.00

Investment Operations
Net investment income  (loss)1      (0.06)  0.02     0.27     0.06     0.56     0.16
Net realized and
unrealized gain (loss)     2.91     (0.20)  2.06     0.53     (0.46)   0.32
Total from investment operations    2.85    (0.18)   2.33     0.59     0.10     0.48

Distributions To
Shareholders From:
Net investment income      (0.02)   0.00    (0.33)   0.00     (0.61)   (0.11)
Net realized gains         0.00     0.00    (0.63)   0.00     0.00     0.00
Total distributions        (0.02)   0.00    (0.96)   0.00     (0.61)     (0.11)

Net asset value
End of period     $12.65   $ 9.82   $11.96  $10.59   $ 9.86   $10.37

Total Return2     29.07%   (1.80)%  22.33%  5.90%    1.16%    4.82%

Ratios And
Supplemental Data
Expenses to average net assets 3, 4 1.50%   0.25%    0.35%    0.25%    1.30%    0.25%
Net investment income (loss)4       (0.66)% 1.51%    2.48%    2.70%    5.66%    6.55%
Portfolio turnover rate 4  60%      0%      94%      4%       7%       19%
Average commission rate 5  $0.0660  $0.0678 $0.0363  0.0418   -        -
Net assets, end of period  $30,454,107      $11,070,182       $10,814,068       $6,933,960       $12,552,802       $11,826,508



*        Each Fund commenced operations on October 2, 1995.
1 Net investment income is after waiver of fees by the Investment Adviser and reimbursement of certain expenses by the Administrator (see Note 2 to the financial statements). If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses for the periods ended December 31, 1996 and December 31, 1995, respectively, net investment income (loss) per share would have been $(0.10) and $(0.01) for the Equity Fund, $0.06 and $(0.03) for the Index Fund, and $0.50 and $0.12 for the Bond Fund. 2 Total return represents aggregate total return for the period indicated and is not annualized. 3 If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses for the periods ended December 31, 1996 and December 31, 1995, respectively, the ratio of operating expenses to average net assets would have been 1.95% and 2.39% for the Equity Fund, 2.29% and 4.12% for the Index Fund, and 1.81% and 1.93% for the Bond Fund. 4 Annualized for period ended December 31, 1995. 5 Represents the average commission rate paid on equity security transactions on which commissions are charged. 29 See notes to financial
statements.   29  # 30   Financial  Highlights  ---  Investor  Class
Shares   30   The  following  table  includes  selected  data  for a share outstanding throughout each period and other performance information derived from the financial statements.

         Transamerica      Transamerica Premier      Transamerica Premier
         Premier Balanced Fund      Short-Intermediate Government Fund Cash Reserve Fund
         Year     Period   Year     Period  Year     Period
         Ended    Ended    Ended    Ended   Ended    Ended
         December 31, 1996 December 31, 1995*        December 31, 1996 December 31, 1995*      December 31, 1996 December 31, 1995*
Net Asset Value
Beginning of period        $ 10.23  $ 10.00 $ 10.25  $ 10.00  $ 1.00   $ 1.00

Investment Operations
Net investment income 1    0.14     0.06    0.52     0.15     0.05     0.01
Net realized and
unrealized gain (loss)     1.40     0.17      (0.27) 0.20     0.00     0.00
Total from investment operations    1.54      0.23   0.25     0.35     0.05     0.01

Distributions To
Shareholders From:
Net investment income        (0.20) 0.00      (0.57)   (0.10)   (0.05)   (0.01)
Net realized gains         0.00     0.00      (0.08) 0.00     0.00     0.00
Total distribution           (0.20) 0.00      (0.65)   (0.10)   (0.05)   (0.01)

Net asset value
End of period     $ 11.57  $ 10.23  $ 9.85  $ 10.25  $ 1.00   $ 1.00

Total Return2     15.28%   2.30%    2.62%   3.49%    5.34%    1.39%

Ratios And
Supplemental Data
Expenses to average net assets 3,4  1.45%   0.25%    0.85%    0.25%    0.25%    0.25%
Net investment income 4    1.34%    3.12%   5.24%    5.88%    5.21%    5.55%
Portfolio turnover rate 4  19%      16%     72%      260%     N/A      N/A
Average commission rate 5  $0.0656  $0.0662 -        -        -        -
Net assets, end of period  $16,040,518      $12,083,554       $3,652,303        $3,436,050       $32,040,619       $27,996,475


*        Each Fund commenced operations on October 2, 1995.
1 Net investment income is after waiver of fees by the Investment Adviser and reimbursement of certain expenses by the Administrator (see Note 2 to the financial statements). If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses for the periods ended December 31, 1996 and December 31, 1995, respectively, net investment income per share would have been $0.09 and $0.02 for the Balanced Fund, $0.35 and $0.09 for the Short-Intermediate Government Fund, and $0.04
and $0.01 for the Cash Reserve Fund.
2      Total return represents aggregate total return for the period indicated
 and is not annualized.
3 If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses for the periods ended December 31, 1996 and December 31, 1995, respectively, the ratio of operating expenses to average net assets would have been 1.94% and 2.12% for the Balanced Fund, 2.54% and 2.51% for the Short-Intermediate Government Fund, and 1.09% and 1.37% for the Cash Reserve Fund.
4        Annualized for the period ended December 31, 1995.
5 Represents the average commission rate paid on equity security transactions on
which  commissions  are  charged.   30  # 30  See notes to financial
statements.   31  Financial Highlights --- Adviser class Shares  31
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

         Transamerica      Transamerica     Transamerica
         Premier Equity Fund        Premier Index Fund        Premier Bond Fund
         Year     Period   Year     Period  Year     Period
         Ended    Ended    Ended    Ended   Ended    Ended
         December 31, 1996 December 31, 1995*        December 31, 1996 December 31, 1995*      December 31, 1996 December 31, 1995*
Net Asset Value
Beginning of period        $ 9.81   $ 10.00 $ 10.58  $ 10.00  $ 10.37  $ 10.00

Investment Operations
Net investment income (loss) 1        (0.10)0.01     0.16     0.04     0.49     0.12
Net realized and
unrealized gain (loss)     2.86       (0.20)2.06     0.54     (0.46)   0.35
Total from investment operations    2.76      (0.19) 2.22     0.58     0.03     0.47

Distributions To
Shareholders From:
Net investment income      0.00     0.00      (0.20) 0.00       (0.53)   (0.10)
Net realized gains         0.00     0.00      (0.63) 0.00     0.00     0.00
Total distributions        0.00     0.00      (0.83) 0.00       (0.53)   (0.10)

Net asset value
End of period     $ 12.57  $ 9.81   $ 11.97 $ 10.58  $ 9.87   $ 10.37

Total Return2     28.15%   (1.90)%  21.16%  5.80%    0.43%    4.69%

Ratios And
Supplemental Data
Expenses to average net assets 3,4  2.25%   0.94%    1.15%    1.12%    2.05%    0.98%
Net investment income (loss) 4      (1.44)% 0.63%    1.62%    1.49%    4.94%    5.72%
Portfolio turnover rate 4  60%      0%      94%      4%       7%       19%
Average commission rate 5  $0.0660  $0.0678 $0.0363  $0.0418  -        -
Net assets, end of period  $612,850 $57,194 $93,089  $223     $108,977 $9,602



*        Each Fund commenced operations on October 2, 1995.
1 Net investment income is after waiver of fees by the Investment Adviser and reimbursement of certain expenses by the Administrator (see Note 2 to the financial statements). If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses for the periods ended December 31, 1996 and December 31, 1995, respectively, net investment income (loss) per share would have been $(0.78) and $(0.62) for the Equity Fund, $(7.24) and $(0.05) for the Index Fund, and $(3.02) and $(3.01) for the Bond Fund. 2 Total return represents aggregate total return for the period indicated and is not annualized. 3 If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses for the periods ended December 31, 1996 and December 31, 1995, respectively, the ratio of operating expenses to average net assets would have been 12.40% and 92.04% for the Equity Fund, 78.47% and 4.52% for the Index Fund, and 37.66% and 147.96% for the Bond Fund. 4
Annualized for the period ended December 31, 1995. 5 Represents the average commission rate paid on equity security transactions on which commissions are charged.


31

See notes to financial statements.

31

#
32

Financial Highlights --- Adviser Class Shares

32

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

         Transamerica      Transamerica Premier      Transamerica Premier
         Premier Balanced Fund      Short-Intermediate Government Fund Cash Reserve Fund
         Year     Period   Year     Period  Year     Period
         Ended    Ended    Ended    Ended   Ended    Ended
         December 31, 1996 December 31, 1995*        December 31, 1996 December 31, 1995*     December 31, 1996 December 31, 1995*
Net Asset Value
beginning of period        $10.22   $10.00  $10.25   $10.00   $1.00    $1.00

Investment Operations
Net investment income 1    0.07     0.03    0.44     0.12     0.05     0.01
Net realized and
unrealized gain (loss)     1.40     0.19      (0.27) 0.22     0.00     0.00
Total from investment operations    1.47    0.22     0.17     0.34     0.05     0.01

Distributions To
Shareholders From:
Net investment income        (0.10) 0.00      (0.49)   (0.09)   (0.05)   (0.01)
Net realized gains         0.00     0.00      (0.08) 0.00     0.00     0.00
Total distribution         (0.10)   0.00      (0.57)   (0.09)   (0.05)   (0.01)

Net asset value
End of period     $11.59   $10.22   $ 9.85  $10.25   $1.00    $1.00

Total Return 2    14.51%   2.20%    1.78%   3.37%    5.18%    1.26%

Ratios And
Supplemental Data
Expenses to average net assets 3,4  2.20%   0.98%    1.60%    0.99%    0.40%    0.38%
Net investment income 4    0.65%    2.36%   4.51%    4.84%    5.04%    5.43%
Portfolio turnover rate 4  19%      16%     72%      260%     N/A      N/A
Average commission rate 5  $0.0656  $0.0662 -        -        -        -
Net assets, end of period  $59,316  $18,582 $14,367  $216     $203,359 $21,277


*        Each Fund commenced operations on October 2, 1995.
1 Net investment income is after waiver of fees by the Investment Adviser and reimbursement of certain expenses by the Administrator (see Note 2 to the financial statements). If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses for the periods ended December 31, 1996 and December 31, 1995, respectively, net investment income (loss) per share would have been $(2.77) and $(1.95) for the Balanced Fund, $(38.93) and $0.08 for the Short-Intermediate Government Fund, and $(0.17) and $(0.24) for the Cash Reserve Fund. 2 Total return represents aggregate total return for the period indicated and is not annualized. 3 If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses for the periods ended December 31, 1996 and December 31, 1995, respectively, the ratio of operating expenses to average net assets would have been 29.44% and 150.92% for the Balanced Fund, 406.39% and 2.55% for the Short-Intermediate Government Fund, and 22.67% and 109.23% for the Cash Reserve Fund. 4 Annualized for the period ended December 31, 1995. 5 Represents the average commission rate paid on equity security
transactions on which commissions are charged.   32  # 32  See notes
to financial  statements.   33  Notes to Financial Statements December 31,
1996  33  1. Significant Accounting Policies Transamerica Investors,  Inc.
(the "Company") was organized as a Maryland corporation on February 22, 1995. The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified management investment company. The Company is composed of six series (collectively referred to as the "Funds"): Transamerica Premier Equity Fund (the "Equity Fund"), Transamerica Premier Index Fund (the "Index Fund"), Transamerica Premier Bond Fund (the "Bond Fund"), Transamerica Premier Balanced Fund (the "Balanced Fund"), Transamerica Premier Short-Intermediate Government Fund (the "Short-Intermediate Government Fund"), and Transamerica Premier Cash Reserve Fund (the "Cash Reserve Fund"). Each series has two classes of shares, Investor Shares and Adviser Shares. The Company commenced investment operations on October 2, 1995. For information of investment objectives and strategies, please refer to the Fund's prospectus. The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements in accordance with generally accepted accounting principles.

(A) Valuation of Securities --- Equity securities listed on a principal exchange (U.S. or foreign), NASDAQ and over-the-counter securities are valued at the last sale price, or, if no sale occurs, at the mean between the closing bid and closing asked prices. Debt securities with a maturity of 61 days or more are valued on the basis of valuations obtained from a commercial pricing service or dealer-supplied quotations. Debt securities with a maturity of 60 days or less, and all investments in the Cash Reserve Fund, are valued at amortized cost, which approximates market value. Futures contracts are valued at the last sale price on the market where the contract is principally traded. Securities for which market quotations are not readily available are valued at the fair value as determined in good faith pursuant to procedures established by the Company's Board of Directors.

(B) Repurchase Agreements --- Each Fund may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when, at the time the Fund purchases an interest-bearing debt obligation, the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. If the seller is unable to make timely repurchase, the Fund's expected proceeds could be delayed, or the Fund could suffer a loss in principal or current interest, or incur costs in liquidating the collateral.

(C) Futures Contracts --- The Index Fund uses S&P 500 Index futures as part of its strategy to track the return of the S&P 500 Index. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to certain percentage of the contract amount. This is known as the initial margin. Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

The use of futures contracts involves several risks. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(D) Securities Transactions, Investment Income and Expenses --- Securities transactions are recorded on the trade date. Gains and losses on sales of investments are determined on the identified cost basis for both financial statement and Federal income tax purposes. Interest income and operating expenses are recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date. Investment income and realized and unrealized gains and losses are allocated based upon the relative average daily net assets of each class of shares. Expenses not directly chargeable to a specific Fund are allocated primarily on the basis of relative average daily net assets. Expenses of each Fund not directly attributable to the operations of any class of shares are allocated between the classes based upon the relative average daily net assets of each class. Distribution fees are directly attributable to a particular class of shares and are charged only to that class.


(E) Dividends and Distributions --- Dividends from net investment income on shares of the Cash Reserve Fund are determined on a class level and are declared daily and paid monthly. Dividends from net investment income on shares of the Bond Fund and the Short-Intermediate Government Fund are determined on a class level and are declared and paid monthly. Dividends from net investment income, if any, on shares of the Equity Fund, the Index Fund, and the Balanced Fund are determined on a class level and are declared and paid quarterly. Each Fund distributes net realized capital gains, if any, on a Fund level annually. Dividends and distributions paid by each Fund and class are recorded on the ex-dividend date, except for the Cash Reserve Fund, which records dividends daily. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

(F) Federal Income Taxes --- Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing to shareholders substantially all of its taxable income. Therefore, no Federal income or excise tax provision is required. For Federal income tax purposes, capital loss carryforwards of $14,741, and $26,024 are available, to the extent provided by regulations, to offset future realized gains of the Bond Fund, and the Balanced Fund, respectively. These losses expire in 2003. The Balanced Fund also has a capital loss carryforward of $11,380, which expires in 2004. During the year ended December 31, 1996, the Equity Fund, the Balanced Fund and the Short-Intermediate Government Fund elected to defer net capital losses of $22,150, $120,282, and $1,090, respectively.

(G) Use of Estimates --- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates
The Company has entered into an Investment Advisory and Administrative Services Agreement (the "Agreement") with Transamerica Investment Services, Inc. (the "Adviser"), a wholly owned subsidiary of Transamerica Corporation, on behalf of each Fund. For its services to the Funds, the Adviser receives a monthly fee, based on an annual percentage of the average daily net assets of each Fund. The annual fees for the Funds are as follows:


         1st      Next     In excess of
 Fund    $1 Billion         $1 Billion       $2 Billion
 Equity Fund      0.85%    0.82%    0.80%
 Index Fund       0.30%    0.30%    0.30%
 Bond Fund        0.60%    0.57%    0.55%
 Balanced Fund    0.75%    0.72%    0.70%
 Short-Intermediate Government Fund 0.50%   0.50%    0.50%
 Cash Reserve Fund         0.35%    0.35%   0.35%

         The Company's Administrator is Transamerica Occidental Life Insurance Company (the "Administrator"), a wholly owned subsidiary of Transamerica Insurance Corporation of California, which in turn is a wholly owned subsidiary of Transamerica Corporation. The Administrator provides the Funds with administrative and clerical services. The Administrator receives its fee directly from the Adviser, and receives no compensation from the Funds.
         The Adviser has agreed to waive its fee, and the Administrator has agreed to assume any other operating expenses (other than certain extraordinary or non-recurring expenses) for the Equity Fund, the Bond Fund, the Balanced Fund, and the Short-Intermediate Government Fund which together exceed a specified percentage of the average daily net assets of that Fund until such a time as the Fund's assets exceed $65 million. The Adviser has agreed to waive its fee, and the Administrator has agreed to assume any other operating expenses (other than certain extraordinary or non-recurring expenses) for the Cash Reserve Fund and the Index Fund which together exceed a specified percentage of the average daily net assets of that Fund until the earlier of April 30, 1997 or such time as the Fund's assets exceed $65 million. The specified percentages are as follows:

         Investor Adviser
 Fund    Shares   Shares
 Equity Fund      1.50%    2.25%
 Index Fund       0.25%    1.15%
 Bond Fund        1.30%    2.05%
 Balanced Fund    1.45%    2.20%
 Short-Intermediate Government Fund 0.85%   1.60%
 Cash Reserve Fund         0.25%    0.40%

         Transamerica Securities Sales Corporation ("TSSC") is the principal underwriter and distributor of the shares of each of the Funds. TSSC distributes Investor Shares. TSSC has an agreement with Transamerica Financial Resources, Inc. ("TFR") to sell Adviser Shares through its registered representatives. TSSC can also enter into arrangements where Adviser Shares will be sold by other broker-dealers, subject to the approval of the Board. Both TSSC and TFR are wholly-owned subsidiaries of Transamerica Insurance Corporation of California, which in turn is a wholly-owned subsidiary of Transamerica Corporation.
         No officer, director, or employee of the Adviser, the Administrator or any of their respective affiliates receives any compensation from the Funds for acting as a director or officer of the Company. For the year ended December 31, 1996, the Funds incurred aggregate fees of $45,923 to all directors who are not affiliated persons of the Adviser.
         As of December 31, 1996, Transamerica Corporation and its affiliates held the following percentages of outstanding Investor Class Shares:


 Fund
 Equity Fund      81.34%
 Index Fund       85.93%
 Bond Fund        96.44%
 Balanced Fund    91.24%
 Short-Intermediate Government Fund 97.11%
 Cash Reserve Fund         85.26%

3. Distribution Plans
The 12b-1 plans of distribution and related distribution contracts require the Funds to pay distribution and service fees to TSSC as compensation for its activities, not as reimbursement for specific expenses. For the Investor Shares, there is an annual 12b-1 distribution fee of 0.25% of the average daily net assets of the Investor Shares of each Fund, except the Index and Cash Reserve Funds, which each pay a distribution fee of 0.10% of the average daily net assets. For the Adviser Shares, there is an annual 12b-1 distribution fee of 0.75% of the average daily net assets of the Adviser Shares of each Fund, except the Cash Reserve Fund, which has no distribution fee. There is also an annual 12b-1 service fee of 0.25% of the average daily net assets of the Adviser Shares of each Fund.


4. Security Transactions
The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended December 31, 1996 were as follows:

                  U.S.     Proceeds         U.S.
                  Government        from    Government
 Fund    Purchases         Purchases         Sales   Sales
 Equity Fund      $20,337,512       $6,366,045       $ 6,633,279     $6,367,043
 Index Fund       8,250,600         72,347  6,516,073         46,988
 Bond Fund        1,422,730         538,164 807,724  -
 Balanced Fund    4,734,775         -       2,539,495         -
 Short-Intermediate
Government Fund   -        2,901,962        -        2,478,527

5. Capital Stock Transactions
At December 31, 1996, there were two billion shares of $0.001 par value stock authorized, consisting of one billion Investor Shares and one billion Adviser Shares. The tables below summarize the transactions in Fund shares for the periods indicated.

Transamerica Premier Equity Fund/Authorized Shares - 50,000,000
         Year Ended December 31, 1996       Period Ended December 31, 1995
Investor Shares   Shares   Amount   Shares  Amount
 Capital stock sold        1,396,408        $14,694,383  1,125,709  $11,269,950
 Capital stock issued upon
reinvestment of dividends
and distributions 2,199    21,734   _       _
 Capital stock redeemed    (118,611)        (1,292,651)       (9)   (86)
 Net increase     1,279,996         $13,423,466      1,125,700     $11,269,864

Adviser Shares
 Capital stock sold        45,506   $489,8055,827    $57,342
 Capital stock issued upon
reinvestment of dividends
and distributions 1        6        -       -
 Capital stock redeemed    (2,598)  (27,159)-        -
 Net increase     42,909   $462,652 5,827   $57,342


Transamerica Premier Index Fund/Authorized Shares - 50,000,000
         Year Ended December 31, 1996       Period Ended December 31, 1995
Investor Shares   Shares   Amount   Shares  Amount
 Capital stock sold        206,344  $2,362,558       653,176  $6,602,355
 Capital stock issued upon
reinvestment of dividends
and distributions 63,545   781,615  -       -
 Capital stock redeemed    (20,564) (232,889)        -        -
 Net increase     249,325  $2,911,284       653,176  $6,602,355

Adviser Shares
 Capital stock sold        7,341    $84,268 20       $         200
 Capital stock issued upon
reinvestment of dividends
and distributions 414      5,362    -       -
 Capital stock redeemed    -        -       -        -
 Net increase     7,755    $89,630  20      $         200

33

#
PB




34

Notes to Financial  Statements  December 31, 1996  (Continued) 34  # 35
 # 36  Notes to Financial  Statements  December 31, 1996 (Continued)
36  # 37  Transamerica Premier Bond Fund/Authorized Shares - 50,000,000
         Year Ended December 31, 1996       Period Ended December 31, 1995
Investor Shares   Shares   Amount   Shares  Amount
 Capital stock sold        85,943   $  843,001       1,127,986      $11,305,873
 Capital stock issued upon
reinvestment of dividends
and distributions 74,981   736,816  10,828  109,606
 Capital stock redeemed    (27,700) (270,290)        (7)      (75)
 Net increase     133,224  $1,309,527       1,138,807         $11,415,404

Adviser Shares
 Capital stock sold        18,228   $ 179,841        921      $ 9,270
 Capital stock issued upon
reinvestment of dividends
and distributions 391      3,775    4       47
 Capital stock redeemed    (8,499)  (82,696)-        -
 Net increase     10,120   $ 100,920        925      $ 9,317


Transamerica Premier Balanced Fund/Authorized Shares - 50,000,000
         Year Ended December 31, 1996       Period Ended December 31, 1995
Investor Shares   Shares   Amount   Shares  Amount
 Capital stock sold        223,285  $2,348,093       1,179,124      $11,885,383
 Capital stock issued upon
reinvestment of dividends
and distributions 24,579   260,932  -       -
 Capital stock redeemed    (42,754) (465,759)        (5)      (49)
 Net increase     205,110  $2,143,266       1,179,119         $11,885,334


Adviser Shares
 Capital stock sold        22,698   $ 242,657        1,816    $ 18,341
 Capital stock issued upon
reinvestment of dividends
and distributions 72       750      -       -
 Capital stock redeemed    (19,469) (209,307)        -        -
 Net increase     3,301    $   34,100       1,816    $ 18,341




Transamerica Premier Short-Intermediate Government Fund
Authorized Shares - 50,000,000
         Year Ended December 31, 1996       Period Ended December 31, 1995
Investor Shares   Shares   Amount   Shares  Amount
 Capital stock sold        16,234   $161,151330,690  $3,311,850
 Capital stock issued upon
reinvestment of dividends
and distributions 23,215   231,037  2,927   29,621
 Capital stock redeemed    (3,921)  (39,025) (4)     (49)
 Net increase     35,528   $353,163 333,613 $3,341,422


Adviser Shares
 Capital stock sold        1,394    $14,039 20       $  200
 Capital stock issued upon
reinvestment of dividends
and distributions 43       291      -       1
 Capital stock redeemed    -        -       -        -
 Net increase     1,437    $14,330  20      $  201


Transamerica Premier Cash Reserve Fund/Authorized Shares - 500,000,000
         Year Ended December 31, 1996       Period Ended December 31, 1995
Investor Shares   Shares   Amount   Shares  Amount
 Capital stock sold     30,894,164    $30,894,164    27,792,888     $27,792,888
 Capital stock issued upon
reinvestment of dividends
and distributions 1,647,402         1,647,402        204,021  204,021
 Capital stock redeemed    (28,497,422)     (28,497,422)      (17,083) (17,083)
 Net increase     4,044,144         $ 4,044,144      27,979,826     $27,979,826


Adviser Shares
 Capital stock sold        417,209  $417,20925,200   $25,200
 Capital stock issued upon
reinvestment of dividends
and distributions 6,461    6,461    76      76
 Capital stock redeemed    (241,588)        (241,588)         (4,000)  (4,000)
 Net increase     182,082  $182,082 21,276  $21,276

6. Subsequent Events
         Effective January 10, 1997, the sale of the Adviser Class Shares of the Company was suspended to new shareholders.

Effective February 15, 1997, the sale of Transamerica Premier Short-Intermediate Government Fund Shares was suspended to new shareholders.

37

#
38

Notes to Financial  Statements  December 31, 1996  (Continued) 38  # 39
  Report  of  Ernst  &  Young  llp,  Independent  Auditors  39   To the
Shareholders and Board of Directors of Transamerica Investors, Inc. 39  We
have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Transamerica Investors, Inc. (comprising respectively, the Transamerica Premier Equity Fund, Transamerica Premier Index Fund, Transamerica Premier Bond Fund, Transamerica Premier Balanced Fund, Transamerica Premier Short-Intermediate Government Fund, and Transamerica Premier Cash Reserve Fund) (the "Funds") as of December 31, 1996, and the
related statements of operations for the year then ended, and changes in net assets and financial highlights for the period from October 2, 1995 (commencement of operations) to December 31, 1995 and for the year ended December 31, 1996. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Transamerica Investors, Inc., as of December 31, 1996, and the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the period from October 2, 1995 (commencement of operations) to December 31, 1995 and for the year ended December 31, 1996, in conformity with generally accepted accounting principles.



Los Angeles, California
February 3, 1997
39

#
40

Transamerica Premier Funds
Board of Directors and Officers
40

Transamerica Premier
Funds Directors

Nooruddin S. Veerjee
Chairman of the Board

Sidney E. Harris
Charles C. Reed
Gary U. Rolle'
Carl R. Terzian

Transamerica Premier
Funds Officers

Nooruddin S. Veerjee
Chief Executive Officer

Nicki A. Bair
President

E. Joy Heckendorf
Senior Vice President

Susan R. Hughes
Treasurer

Reid A. Evers
Secretary

Donald P. Radisich
Vice President

Christopher W. Shaw
Assistant Vice President

Investment Adviser
Transamerica Investment Services, Inc.
1150 South Olive
Los Angeles, CA 90015

Distributor
Transamerica Securities Sales Corporation
1150 South Olive
Los Angeles, CA 90015

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Transfer Agent
State Street Bank/Boston Financial Data Services
Two Heritage Drive
North Quincy, Massachusetts 02171

40

This report is for the information of the shareholders of Transamerica Premier Funds. Its use in connection with any offering of the Funds' shares is authorized only if accompanied or preceded by a current Transamerica Premier Funds prospectus that contains more complete investment information, including fees, risks and expenses. Please read the prospectus thoroughly before you invest. Call 1-800-892-7587 for more information.

These Funds are neither insured nor guaranteed by the U.S. government. There can be no assurance that the Transamerica Premier Cash Reserve Fund will be able to maintain a stable net asset value of $1.00 per share.

(C)1997 Transamerica Securities Sales Corporation, Distributor

Transamerica Securities Sales Corporation, Distributor
1-800-89-ASK-US
HTTP://funds.transamerica.com

TPF 026-197